  As filed with the U.S. Securities and Exchange Commission on December 30, 2004
                                                              File No. 033-69798
                                                               File No. 811-8058

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. __                                      [ ]

         Post-Effective Amendment No. 15                                     [X]
                                      --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 17
                       --

                        (Check appropriate box or boxes.)

                         THE NOAH INVESTMENT GROUP, INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  975 Delchester Road, Newtown Square, PA 19073
                  ---------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (215) 651-0460
        -----------------------------------------------------------------

                         William L. Van Alen, Jr., Esq.
                  975 Delchester Road, Newtown Square, PA 19073
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:

                          Mr. Merrill R. Steiner, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
_X__ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                                    [NOAH FUNDS LOGO]

          TABLE OF CONTENTS

THE FUND.............................

INVESTMENT OBJECTIVES AND
  PRINCIPAL INVESTMENT STRATEGIES....

PRINCIPAL RISK.......................

WHO MANAGES THE FUND.................

   Investment Advisor................

   Investment Sub-Advisor............
                                                          PROSPECTUS
   Portfolio Manager.................

HOW TO BUY AND SELL SHARES...........
                                                        1-800-794-6624
DIVIDENDS AND DISTRIBUTIONS..........                   1-800-794-NOAH
                                                       www.noahfund.com
FEDERAL TAXES........................

PRIVACY STATEMENT....................

CODE OF ETHICS.......................                   March 1, 2005

FINANCIAL HIGHLIGHTS.................

FOR MORE INFORMATION.................

                                                               [NOAH FUNDS LOGO]

                                   PROSPECTUS
                               Dated March 1, 2005
--------------------------------------------------------------------------------

NOAH FUND Equity Portfolio (formerly the NOAH FUND Large-Cap Growth Portfolio)

As a matter  of  fundamental  policy,  the NOAH  FUNDS  will not  invest  in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco,  pornography and/or gambling  industries,  nor will the Fund  invest in any  company  that is in the business of aborting life before birth. In addition, the Fund will not invest in companies that make donations to Planned Parenthood or that promote  anti-family entertainment or non-traditional married lifestyles. If the Fund has invested in a company that is later  discovered to be in violation of this policy,  the Fund will promptly liquidate its holdings in such company.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    THE FUND

 NOAH FUND EQUITY PORTFOLIO (formerly the Noah Fund Large-Cap Growth Portfolio)
--------------------------------------------------------------------------------

 The Fund's         The  Fund's   investment   objective   is  capital   growth,
 Investment         consistent  with  the   preservation  of  invested   capital
 Objective          (adjusted for  inflation),  and current  income.  The Fund's investment  objective is not  fundamental and may be changed by  vote  of the  Board  of  Directors  without  shareholder approval. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

The Fund's          o    investing  in  accordance   with  the  Fund's  biblical
Principal                principles,  which  prohibit  the Fund  from  knowingly
Investment               investing in any business,  or in the securities of any
Strategies               business, that is engaged, either directly or through a
                         subsidiary,   in  the  alcoholic   beverage,   tobacco,
                         pornography  and/or gambling  industries,  nor will the
                         Fund invest in any company  that is in the  business of
                         aborting life before birth; in addition,  the Fund will
                         not invest in companies  that make donations to Planned
                         Parenthood or that promote anti-family entertainment or
                         non-traditional married lifestyles;

                    o    normally  investing  at least 80% of the Fund's  assets
                         (plus any  borrowings  for  investment  purposes)  in a
                         diversified portfolio of common stocks and other equity
                         securities  of  companies   with  any  size  of  market
                         capitalizations;

                    o    holding from 60 to 200 stocks in the Fund's  investment
                         portfolio;

                    o    maintaining  an  investment   portfolio  that  has,  on
                         average, a higher  price/earnings ratio and lower yield
                         than the S&P 500(R)Index;

                    o    investing  in  companies   with  strong   fundamentals,
                         increasing sales and earnings,  a conservative  balance
                         sheet  and   reasonable   expectations   of  continuing
                         earnings increases; and

                    o    monitoring   portfolio  turnover  to  the  extent  that
                         controlling it reduces capital gains taxes.

--------------------------------------------------------------------------------

The Principal       o    General  Risk-- As is the case  with most  investments,
Risks of Investing       -------------
in the Fund              you may lose money by investing in the Fund.

                    o    Stock Market Risk-- The Fund is exposed to the risks of
                         -----------------
                         investing in common  stocks,  including  price risk and
                         credit risk.

                    o    Growth  Risk -- The  Fund  invests  in  companies  that
                         ------------
                         appear to be growth-oriented  companies.  If the Fund's
                         perceptions of a company's  growth potential are wrong,
                         the  securities  purchased may not perform as expected,
                         reducing the Fund's return.

                    o    Moral Policy Risk-- The Fund will not invest in certain
                         -----------------
                         companies  based on activities  conducted  that violate
                         the Fund's moral criteria.  Accordingly,  the Fund will
                         not have as many investment  options available to it as
                         a fund that does not have such  restrictions.  The Fund
                         will promptly  liquidate its holdings in a company that
                         is discovered to be in violation of such  restrictions,
                         which could result in a loss to the Fund.

                    o    Small  Company  Risk - The Fund  will  invest  in small
                         --------------------
                         companies, which generally do not have the resources of
                         large  companies  and  therefore  are  subject  to more
                         economic risk and fluctuating value, which could result
                         in losses to the Fund.

                    o    Portfolio  Turnover  Risk - The  Advisor  will  monitor
                         -------------------------
                         portfolio  turnover to the extent that it may  increase
                         capital gains taxes. However, the portfolio turnover of
                         the Fund  still may  exceed  100%,  which may cause the
                         Fund to incur higher  brokerage costs or have a reduced
                         return.

--------------------------------------------------------------------------------
The Fund is appropriate for investors who want:
o  Capital appreciation and are willing to accept moderate stock market volatility;
o  To invest in companies of any size with an emphasis on "growth;"
o  The potential for some current income; and
o  To invest in accordance with Judeo-Christian principles.
--------------------------------------------------------------------------------

How Has the Fund Performed in the Past?
---------------------------------------

[ALL INFORMATION IN THIS SECTION WILL BE UPDATED IN RULE 485(B) FILING]

THE  FOLLOWING  BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN THE FUND
BY SHOWING  CHANGES IN THE FUND'S  YEARLY  PERFORMANCE  OVER THE LIFETIME OF THE
FUND. THEY ALSO COMPARE THE FUND'S YEARLY  PERFORMANCE TO THE PERFORMANCE OF THE
S&P 500(R)INDEX AND RUSSELL  1000(R)GROWTH  INDEX DURING EACH PERIOD. YOU SHOULD
BE AWARE  THAT  THE  FUND'S  PAST  PERFORMANCE  BEFORE  AND  AFTER  TAXES IS NOT
NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31*

[Bar Chart Omitted]

         1997 Return......._______%
         1998 Return......._______%
         1999 Return......._______%
         2000 Return......._______%
         2001 Return......._______%
         2002 Return......._______%
         2003 Return......._______%
         2004 Return......._______%

Best Quarter [__Quarter, ____  ____%]   Worst Quarter [__Quarter, ____  ____%]

*Returns  do  not  reflect  sales  loads  or  commissions.  If  sales  loads  or commissions were included, returns would be lower.

     AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DECEMBER 31, 2004)
                           [To be included in 485(b)]

Fund Returns                             One Year  Five Years(2)  Since Inception(3)
--------------------------------------------------------------------------------
Before-Tax Return                         ______%     ______%          ______%
--------------------------------------------------------------------------------
After-Tax Return on Distributions(1)      ______%     ______%          ______%
--------------------------------------------------------------------------------
After-Tax Return on Distributions and     ______%     ______%          ______%
Sale of Fund Shares(1)
--------------------------------------------------------------------------------
S&P 500(R)Index(4)                        ______%     ______%          ______%
--------------------------------------------------------------------------------
Russell 1000(R)Growth Index(4)            ______%     ______%          ______%
--------------------------------------------------------------------------------

(1)  The  "after-tax  returns"  are  calculated  using  the  historical  highest individual  federal  marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax"  returns depend on your individual tax  situation and may differ from the returns  shown above.  Also,  "after-tax"
return  information is not relevant to shareholders who hold Fund shares through tax-deferred  arrangements,  such  as  401(k)  plans  or  individual  retirement accounts.  The "after-tax"  returns shown above reflect past tax effects and are not predictive of future tax effects.

(2) The five-year  return after taxes on distribution and sale of fund shares is higher than the five-year  return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund  shares  to  offset  income of the same tax  character  from  other sources thereby reducing the amount of tax you otherwise might owe.

(3) The Fund commenced operations on May 17, 1996.

(4) The S&P 500(R)Index is a widely  recognized,  unmanaged index of 500 leading companies  in leading  industries  in the United  States  economy.  The  Russell
1000(R)Growth  Index is an unmanaged index measuring the growth component of the
Russell  1000(R)Index,  which measures the performance of the 1,000 largest U.S.
companies  based  on  total  market  capitalization.   The  indices  reflect  no
deductions for fees,  expenses or taxes. The indices assume  reinvestment of all dividends  and  distributions  and do not  reflect any  asset-based  charges for investment management or other expenses. One cannot invest directly in an index.

Risk/Return Summary: Fee Table
------------------------------

[ALL INFORMATION IN THIS SECTION WILL BE UPDATED IN RULE 485(B) FILING]

The following  table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating  Expenses are paid out of the assets of the Fund, so their effect is included in the Fund's daily share price.

Shareholder Fees:
(fees paid directly from your investment)
-----------------------------------------                              [Begin Callout]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of   Understanding Expenses:  Mutual funds
offering price)..............................................5.50%     generally pay third parties to provide
Maximum Deferred Sales Charge (Load) .........................NONE     the services that the fund needs to
Maximum Sales Charge (Load) Imposed on Reinvested                      function properly including those for
Dividends and Other Distributions ............................NONE     portfolio management, transfer agency
Redemption Fees(1) ...........................................NONE     and share-holder statements, accounting,
Exchange Fees ................................................NONE     tax reporting and other services.  These
Annual Fund Operating Expenses                                         expenses are paid from the Fund's assets
(Expenses that are deducted from Fund Assets)                          in the form of a management fee,
---------------------------------------------------------------------- administrative fee, and other expenses.
Management Fees                                       1.00%            Their effect is factored into the Fund's
Distribution & Servicing (12b-l) Fees(2)              0.25%            daily share price and returns.
Other Expenses                                        [    ]%          [End Callout]
                                                      ---------
Total Annual Fund Operating Expenses                  [    ](3)
------------------------------------------------------------------

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.

(2) Because  these fees are paid out of the Fund's  assets on an ongoing  basis, over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

(3) The Fund's Advisor assumed as its own certain expenses  otherwise payable by the Fund  during the year.  As a result of these  actions,  the Fund's net Total
Annual Fund Operating  Expenses were _____%.  At its option,  the Fund's Advisor may terminate or reduce its assumption of Fund expenses at any time.

EXAMPLE:  This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.  The example assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all your shares at the end of those  periods.  The example  also  assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses,  without  taking  into  consideration  any  fee  waivers  and  expense reimbursements,  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions, your costs would be:

[ALL INFORMATION IN THIS SECTION WILL BE UPDATED IN RULE 485(B) FILING]

ONE YEAR         THREE YEARS         FIVE YEARS        TEN YEARS
$________        $________           $________         $________

The above example does not include the $10 fee that you would have to pay if you redeemed  your  shares by wire  transfer.  Because  the Fund  does not  charge a redemption fee except for wire transfers,  you would pay the same fees set forth above even if you did not redeem your shares.

                          YOUR GUIDE TO THE PROSPECTUS

This Prospectus is designed to help you make an informed  decision about whether investing in the NOAH FUND Equity Portfolio (the "Fund") is appropriate for you.
Please  read it  carefully  before  investing  and  keep it on file  for  future reference.

To make this Prospectus easy for you to read and understand,  we have divided it into four sections.  Each section is organized to help you quickly  identify the information you are looking for.

The  first  section,  The  Fund,  describes  the  Fund's  investment  objective, investment  strategies and policies,  primary  investment  risks, and the likely costs of  investing in the Fund.  In  particular,  this  section  tells you five important things about the Fund you should know before you invest:

     o    The Fund's investment objective - what the Fund is trying to achieve.

     o    The Fund's  principal  investment  strategies  - how the Fund tries to meet its investment objective.

     o    The  investment  selection  process  used by the  Fund - how the  Fund chooses its primary investments.

     o    Risks you should be aware of - the principal risks of investing in the
          Fund; and

     o    The past performance, fees and annual operating expenses of the Fund.

The other three  sections of the  Prospectus - Who Manages The Fund,  How to Buy
and Sell  Shares,  and  Additional  Information  -  provide  you  with  detailed information about how the Fund is managed,  the services and privileges that are available to you, how shares are priced,  how to buy and sell shares,  and other meaningful information about the Fund.

At the  NOAH  FUNDS,  we  believe  that it is  consistent  with  Judeo-Christian
Principles to take a moral stance with respect to our investments.  Accordingly, as a matter of fundamental policy, the Fund will not invest in any business,  or in the securities of any business, that is engaged, either directly or through a subsidiary,  in the alcoholic  beverage,  tobacco,  pornography  and/or gambling industries,  nor will the Fund invest in any company  that is in the business of aborting  human life  before  birth.  In  addition,  the Fund will not invest in companies that make donations to Planned Parenthood or that promote  anti-family entertainment or non-traditional married lifestyles.

The Fund offered via this Prospectus is a series of The NOAH  Investment  Group,
Inc.  The  Fund  is  advised  by  Polestar  Management  Company  and  employs  a sub-advisor,  not affiliated with Polestar Management,  that provides day-to-day investment management services.

On December 20, 2004, the Board of Directors of The Noah Investment  Group, Inc.
(the  "Company")  voted to approve  the  reorganization  of the NOAH FUND Equity
Portfolio (the "Fund") with and into the Timothy Plan Large/Mid-Cap  Growth Fund
(the  "Timothy  Fund"),  a series of shares of the  Timothy  Plan (the  "Timothy
Plan"),  which like the Company is an open-end  management  investment  company, registered  as such under the  Investment  Company Act of 1940,  as amended (the
"1940 Act"). This  reorganization  (the  "Reorganization")  will be accomplished pursuant to an  Agreement  and Plan of  Reorganization  (the  "Plan").  The Plan
provides  that the  shareholders  of the Fund will  become  shareholders  of the
Timothy Fund, as follows:

(1)  the Timothy Fund will acquire substantially all of the property, assets and goodwill of the Fund in exchange for shares of the Timothy Fund;

(2)  these Timothy Fund shares will be  distributed to the  shareholders  of the
     Fund pro rata in accordance  with their  respective  interests in the Fund;
     and

(3)  the  Company  and  the  Fund  will be  liquidated  and  deregistered  as an investment  company under the 1940 Act and the Company will be dissolved as a Maryland corporation.

After the  Reorganization,  each  shareholder  of the Fund will own the same net asset value of shares of the  Timothy  Fund as he or she held of net asset value of shares of the Fund  immediately  prior to the closing of the  Reorganization.
The Timothy Fund has investment  objectives,  policies and restrictions that are substantially similar to the Fund's, including the biblical principles screen.

The   Reorganization   pursuant  to  the  Plan  will  require  the  approval  of
shareholders of the Fund. Accordingly,  the Board has authorized Fund management to  schedule a Special  Meeting of  Shareholders  of the Fund and to prepare and file materials with the Securities and Exchange Commission, which will include a proxy  statement/prospectus to be sent to shareholders of the Fund seeking their vote to approve the Reorganization and Plan.

The  Special  Meeting  of  Shareholders  is  currently  expected  to be  held in mid-March 2005, and, subject to approval of the shareholders, the Reorganization is expected to be completed on or about March 18, 2005.

In view of the proposed Reorganization, the Fund will be closed to new investors as of January 16, 2005. However, shareholders who have purchased their shares of the Fund prior to January 16, 2005 may  continue to purchase  shares in the Fund until the  Reorganization is complete.  After January 16, 2005, if a shareholder sells all of the shares in the Fund account of the shareholder, the account will be closed and the shareholder  will not be able to buy additional Fund shares or reopen the shareholder's account.

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment  objective and principal  investment  strategies are generally described above. This Section sets out additional  information you should know before you decide to invest in the Fund.

The Fund seeks to realize capital  appreciation  by normally  investing at least
80% of its net  assets  (plus  any  borrowings  for  investment  purposes)  in a diversified  portfolio of common stocks and other equity securities of companies
with  any  size  of  market  capitalizations.   The  equity  securities  include
securities  convertible  into common stock and  securities  having  common stock characteristics,  such as rights and  warrants to purchase  common  stocks,  and similar  equity  interests,  such as  trusts  or  partnership  interests.  These investments  may or may not carry  voting  rights.  If the Fund changes this 80%
policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change,  and will  change the name of the Fund.  Be aware that,  when  selecting companies  for the Fund,  no company  can be  included  in the Fund's  portfolio unless it satisfies the Fund's moral  criteria.  Subject to those  restrictions, the Sub-Advisor will choose companies with various market  capitalizations that, in the Sub-Advisor's opinion, are advantageously  positioned to achieve superior long-term asset value and earnings growth. The Fund will invest a portion of its assets in large capitalization companies ($6 billion or more) for one or more of the following reasons:

     1.   Large  capitalization  companies  typically are able to better realize the results of company research and new product development;

     2.   Large  capitalization  companies typically are better able to dedicate more of their resources to capital spending and market expansion; and

     3.   Large  capitalization  companies  typically have greater resources and more management depth to allow these companies to achieve  significant presence in their chosen markets

The small to medium capitalization  companies considered attractive for the Fund will have one or more of the following characteristics:

     1.   Stocks  will most often have  yields  distinctly  above the average of companies with similar capitalizations;

     2.   The market  prices of the stocks will be  undervalued  relative to the normal earning power of the companies;

     3.   Stock  prices  will be lower  relative to the  intrinsic  value of the companies' assets; and

     4.   Stock  will be of high  quality,  in the  Sub-Advisor's  judgment,  as
          evaluated  by  the  companies'  balance  sheets,   income  statements,
          franchises and product competitiveness.

The Fund's Sub-Advisor,  under the direction of the Advisor,  will choose stocks for the Fund. The  Sub-Advisor's  choices are always subject to the  fundamental moral  philosophy of the Fund,  and no stock will be knowingly  purchased for or held by the Fund that violates that  philosophy.  The Fund's  Advisor,  Polestar
Management  Company,  is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles.
The  Sub-Advisor  invests the Fund's assets under the supervision of the Advisor and  in  compliance  with  the  Advisor's  directives  concerning  impermissible investments.

The Sub-Advisor makes its choices based, in part, on the Sub-Advisor's  analyses of broad macroeconomic and political factors such as inflation,  interest rates, tax developments and currency rates.

The Sub-Advisor also conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment  opportunities relative to market  valuation.  Individual  companies are  scrutinized  concerning  their individual  growth  prospects  and  their  competitive  positions  within  their respective industries.  Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest,  without limit, in "money market instruments," a term that includes,  among other things, bank obligations
(which  include  U.S.  Dollar  denominated  certificates  of  deposit,  bankers'
acceptances  and time  deposits  issued or  supported  by the credit of U.S.  or foreign  banks  or  savings  institutions  having  total  assets  at the time of purchase in excess of $1 billion),  commercial  paper,  obligations  of the U.S.
Government,  its agencies and instrumentalities and repurchase agreements backed by U.S.  Government  securities.  During  these  periods,  the Fund  will not be investing  according to its normal  investment  policies and may not achieve its investment objective.

                                 PRINCIPAL RISKS

The  Fund's  principal  risks  are  summarized  above.  This  section  sets  out additional information on the Fund's principal risks that you should know before investing in the fund. As is the case with most investments,  you may lose money by investing in the Fund.

Stock  Market  Risk.  Stocks  historically  have  outperformed  other  types  of investments over the long term. Individual stock prices,  however, tend to go up and down more  dramatically.  These  price  movements  may result  from  factors affecting  individual  companies or industries,  or the  securities  market as a whole.  A  slower-growth  or  recessionary  economic  environment  could have an adverse effect on the price of the various stocks held by the Fund.

Price Risk. As investors perceive and forecast good business prospects, they are willing to pay higher prices for  securities.  Higher prices  therefore  reflect higher  expectations.  If  expectations  are not  met,  or if  expectations  are lowered,  the prices of the securities  will drop.  This happens with individual securities or the financial  markets  overall.  For stocks,  price risk is often measured by comparing  the price of any security or portfolio to the book value, earnings or cash flow of the  underlying  company or  companies.  A higher ratio denotes higher  expectations and higher risk that the  expectations  will not be sustained.

Credit Risk. An issuer of securities may be unable to make interest payments and repay principal.  Changes in an issuer's  financial  strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Growth Risk. Growth companies usually invest a high portion of earnings in their businesses,  and may lack the dividends of value stocks that can cushion  prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices  because  investors  buy growth  stocks in  anticipation  of  superior earnings growth.

Moral Policy Risk. The Fund's goal of investing in companies whose activities do not violate the Fund's moral criteria may hinder the Fund's performance compared to funds that invest based solely on investment considerations. In addition, the
Fund will promptly  liquidate its holdings in a company that is discovered to be in violation of its moral criteria. This policy could result in the Fund selling a security at an inopportune time from a financial point of view.

Small Capitalization  Company Risk. Small capitalization  companies may not have the size,  resources or other assets of large  capitalization  companies.  Small capitalization companies may be subject to greater economic and market risks and fluctuations in value than large capitalization  companies and the values of the securities of small  capitalization  companies may not  correspond to changes in value of the stock market in general.

Portfolio  Turnover  Risk:  The Advisor will monitor  portfolio  turnover to the extent that it may increase capital gains taxes. However, the portfolio turnover of the Fund  still  may  exceed  100%.  In  addition  to higher  taxable  gains,
increased   portfolio   turnover  may  result  in  higher  costs  for  brokerage
commissions,   dealer  mark-ups  and  other  transaction  costs.   Higher  costs
associated  with  increased  portfolio  turnover  may offset gains in the Fund's performance.

                          Portfolio Holdings Disclosure

A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure  of  portfolio  holdings  can be found  in the  Fund's  Statement  of
Additional Information ("SAI").

                              WHO MANAGES THE FUND

                               Investment Advisor

Polestar Management Company, Inc. ("Polestar Management" or the "Advisor"),  975
Delchester  Road,  Newtown  Square,  PA 19073,  serves as the Fund's  investment advisor and is responsible  for the management of the Fund's  business  affairs.
Under the terms of a written Investment Advisory Agreement, Polestar Management, for the fees described  below,  manages,  or arranges for the management of, the investment and  reinvestment of the assets contained in the Fund's portfolio and the review,  supervision and  administration of the Fund's  investment  program.
Polestar Management also provides administrative services to the Fund.

For its  services  to the  Fund,  Polestar  Management  is  entitled  under  its investment management agreement to receive a fee, payable monthly, at the annual rate of 1.00% of the average daily net assets.

The fees  payable to  Polestar  are  accrued  daily and are based on the average daily net  assets of the Fund.  When the Fund  achieves  a certain  level of net assets,  the Advisor pays the Sub-Advisor a portion of the fee it receives under its investment management agreement. See the SAI for further information.

For the Fund's fiscal year ended October 31, 2004, the Advisor  earned  advisory fees of $______ and voluntarily waived $______ for the Fund,  retaining net fees of  $______.  Please see the Fund's  SAI for a  description  of the basis of the
Board of Directors for approving the Advisory and Sub-Advisory Contract.

Polestar  Management  strives to give a one-tenth part of its net management fee received  to  religious  organizations  (without  regard  to  denomination)  for missions,  discipleship  and the needs of the poor,  whenever such donations are economically feasible.

The Fund bears all of its expenses and all expenses of the Fund's  organization, operation and business not specifically assumed or agreed to be paid by Polestar
Management.  Polestar Management pays or provides for the payment of the cost of office  space,  office  equipment  and office  services as are  adequate for the
Fund's  needs;  provides  competent  personnel  to  perform  all of  the  Funds'
executive,  administrative  and clerical  functions  not performed by other Fund employees, agents or service providers; and authorizes persons who are officers, directors  and  employees  of  Polestar  Management  who  may be  designated  as directors,  officers  and  committee  members  of the  Fund  to  serve  in  such capacities at no cost to the Fund.

                             Investment Sub-Advisor

Geewax  Terker & Co., 414 Old Baltimore  Pike,  Chadds Ford, PA 19317 ("GTC") is
responsible for the daily investment and reinvestment of the assets of the Fund.
GTC was  established as a Pennsylvania  partnership in 1982 and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. GTC currently  serves as  investment  advisor to over $____  billion in assets as of
December 31,  2004.  GTC operates as an  investment  advisory  firm and has been rendering  investment counsel,  utilizing  investment  strategies  substantially similar to that of the Fund, to  individuals,  pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987.

                                Portfolio Manager

John  J.  Geewax,  a  general  partner  of GTC,  has  been  responsible  for the day-to-day  recommendations  regarding the  investment  of the Fund's  portfolio since January 1998.  Mr. Geewax earned his Bachelor of Science  Degree,  his MBA and completed his PhD coursework at the University of Pennsylvania. From 1979 to
1983, he taught at the  University of  Pennsylvania's  Wharton  School where he, together with his partner Mr. Bruce Terker,  developed the  investment  strategy currently utilized for the Fund.

                           HOW TO BUY AND SELL SHARES

Determining Share Prices
------------------------

Shares of the Fund are offered at the public offering price ("POP").  The public offering  price is each share's next  calculated  net asset value  ("NAV") after receipt of a subscription  offer,  plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments,  cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares  outstanding.  The Fund  generally  determines  the total value of its shares by using  market  prices for the  securities  comprising  its  portfolio.
Securities  for which  quotations  are not  available  and any other  assets are valued at fair market value as determined in good faith by the Fund's Advisor or
Sub-Advisor,  subject to the review and  supervision  of the Board of Directors.
Securities  will also be valued  at fair  value  when  significant  events  that materially  affect the security's  price occur after the last  available  market price and before a fund  calculates its NAV. The Fund's per share NAV and POP is computed on all days on which the New York Stock  Exchange  ("NYSE") is open for business, at the close of regular trading hours on the exchange,  currently 4:00
p.m. Eastern time. In the event that the NYSE closes early, the share price will be  determined  as of the  time of  closing.  The  Fund may  invest  in  foreign securities.  Foreign  securities trade during times when the Fund is closed,  so changes to the prices of foreign securities held by the Fund will have an effect on the Fund prior to its next NAV calculation.

The NYSE is not open for business on weekends and New Year's Day,  Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day,  Thanksgiving  Day, and Christmas Day. If any of these holidays falls on a  Saturday,  the NYSE is not open on the  preceding  Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday,  unless unusual business  conditions exist, such as the ending of a monthly or yearly accounting period.

Class A Shares Sales Charge
---------------------------

The Fund offers a single class of shares,  called Class A shares. Class A shares are subject to a front-end sales charge,  which varies depending on how much you invest. Class A shares are offered at their POP, which is NAV per share plus the applicable sales charge. There are no sales charges on reinvested distributions.
The following  sales  charges  apply to your  purchases of Class A shares of the
Fund:

Amount Invested              Sales Charge          Sales Charge
                               as a % of             as a % of            Dealer
                             Offering Price     Net Amount Invested     Reallowance
Less than $49,999               5.50%                  5.82%               5.00%
$50,000 to $99,999              4.75%                  4.99%               4.25%
$100,000 to $249,999            3.75%                  3.76%               3.25%
$250,000 to $499,999            2.75%                  2.76%               2.50%
$500,000 to $999,999            2.00%                  2.00%               1.75%
$1,000,000 or more              1.00%                  1.00%               0.75%

Citco Mutual Fund Distributors, Inc. ("CMFD"), the Funds' principal underwriter, will pay the appropriate  dealer  reallowance to those selected dealers who have entered  into an  agreement  with CMFD to sell shares of the Fund.  The dealer's reallowance  may be changed from time to time.  CMFD may from time to time offer incentive  compensation  to dealers who sell shares of the Fund subject to sales charges,  allowing  such  dealers to retain an  additional  portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an
"underwriter"  under the Securities  Act of 1933, as amended.  The Fund and CMFD have entered into agreements  authorizing one or more brokers to accept purchase and  redemption  orders on the Fund's behalf and such brokers are  authorized to designate other  intermediaries  to accept purchase and redemption orders on the
Fund's behalf.

Exemptions From Sales Charges
-----------------------------

The Fund  will  waive  sales  charges  for  purchases  by  fee-based  registered investment  advisors for their clients,  broker/dealers  with wrap fee accounts, registered investment advisors or brokers for their own accounts,  employees and employee related accounts of the Advisor and Sub-Advisor,  Fund shareholders who held Fund shares in an account with the Fund prior to May 1, 2003 and have since held  Fund  shares  in such  account  continuously,  and  for an  organization's qualified  retirement  plan that places either (i) 100 or more  participants  or
(ii) $300,000 or more of combined  participant  initial assets into the Fund, in the  aggregate.  For  purchasers  that qualify for a fee waiver,  shares will be purchased at NAV.

The Fund may also, at its sole discretion, waive sales charges on purchases

     1.   by religious organizations for themselves or their members,
     2.   by  religiously-based  charitable  organizations  and  foundations for themselves or their members, and/or
     3.   at times and under circumstances deemed appropriate by the Fund.

Reduced Sales Charges
---------------------

You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously  purchased in the Fund with the dollar amount of shares to be purchased.  For example, if you already owned Class A shares in the
Fund with a combined  aggregate net asset value of $499,999,  and you decided to purchase an additional $60,000 of Class A shares,  there would be a sales charge of 2.00% on your $60,000  purchase instead of the normal 4.75% on that purchase, because you had accumulated  more than $500,000 total in the Fund. See "Notes on
Sales Charge Reductions and Waivers" below for more information.

Letter of Intent
----------------

You can immediately  qualify for a reduced or eliminated sales charge by signing a letter of intent stating your intention to buy an amount of shares in the Fund during the next  thirteen (13) months  sufficient to qualify for the  reduction.
Your  letter  will not apply to  purchases  made more than 90 days  prior to the letter.  During the term of your letter of intent,  the transfer agent will hold in escrow shares  representing  the highest  applicable  sales load for the Fund each time you make a purchase.  You are not bound to purchase the amount of your commitment,  but will be subject to the higher  applicable  sales charge on Fund shares you purchase if you do not purchase  the amount of your  commitment.  Any shares you redeem during that period will count against your commitment.  If, by the end of your commitment term, you have purchased all the shares you committed to  purchase,  the  escrowed  shares  will be  released  to you. If you have not purchased  the full  amount of your  commitment,  your  escrowed  shares will be redeemed  in an amount  equal to the sales  charge  that would  apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Notes On Sales Charge Reductions And Waivers
--------------------------------------------

Additional  information  concerning  sales  charge  reductions  and  waivers  is available  in the  Funds'  SAI.  If you think you  qualify  for any of the sales charge  waivers or  reductions  described  above,  you may need to notify and/or provide certain  documentation to CMFD. You will also need to notify CMFD of the existence  of  other  accounts  in  which  there  are  holdings  eligible  to be aggregated to meet certain sales load  breakpoints.  Information you may need to provide to CMFD may include:

     o    Information  or  records  regarding  shares  of the  Fund  held in all accounts at any financial intermediary; and/or
     o    Any other information that may be necessary for CMFD to determine your eligibility for a reduction or waiver of a sales charge.

For more  information,  you should contact your investment  professional or call
1-800-794-NOAH (6624). If you want information on the Automatic Investment Plan, see the SAI or contact your investment professional. Also, information regarding the Funds' distribution  arrangements and the applicable sales charge reductions
and  waivers  is  available  on  the  Funds'   website,   free  of  charge,   at
[http://www.noahfund.com].

Distribution Fees
-----------------

The NOAH Investment Group, Inc. (the  "Corporation")  has adopted a distribution and shareholder servicing plan (the "Distribution Plan"), pursuant to Rule 12b-1 under the  Investment  Company Act of 1940,  as amended (the "1940 Act") for the
Fund.  The  Distribution  Plan provides for fees to be deducted from the average net  assets of the Fund to  compensate  persons  for  expenses  relating  to the promotion and sale of shares of the Fund.

Under the Distribution  Plan, the Class A shares of the Fund compensate  persons for  distribution  expenses  at a maximum  annual  rate of 0.25%,  payable  on a monthly basis,  of the Fund's average daily net assets  attributable  to Class A shares.

The  Distribution  Plan provides that the Fund may finance  activities  that are primarily intended to result in the sale of the Fund's shares, including but not limited to,  advertising,  printing of prospectuses  and reports for prospective shareholders,  preparation and  distribution of advertising  materials and sales literature and payments to dealers and shareholder servicing agents.

The  Distribution  Plan is  reviewed  annually  by the  Corporation's  Board  of
Directors  and may be renewed only by majority  vote of the Board of  Directors, and also a majority vote of the "disinterested" Directors of the Corporation, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Plan.

Minimum Investment Amounts
--------------------------

Your purchase of a Fund's shares is subject to the following minimum  investment amounts:

                               MINIMUM INVESTMENTS
                                           To Open                To Add To
     Type of Account                     Your Account            Your Account

Regular Accounts                            $1,000                   $50
IRA Accounts                                $ 500                    $50
Non-Working Spousal IRA's(1)                $ 500                    $50
SEP IRA's                                   $ 500                    $50
IRA Rollovers                               $ 500                    $50
401(k) Plans                                $ 500                    $50
403(b) Plans                                $ 500                    $50
Qualified Retirement Plans                  $ 500                    $50
--------------------------------------------------------------------------------
(1) A regular IRA must be opened first.

All  purchases  must be made in U.S.  dollars  and checks  must be drawn on U.S.
financial  institutions.  No cash,  credit  cards or third party  checks will be accepted.  A $25 fee will be charged  against your account for any payment check returned to the Transfer Agent, or for any incomplete electronic funds transfer, or for insufficient  funds, stop payment,  closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase,  the Fund  reserves the right to cancel the purchase.  If your purchase is canceled,  you will be responsible for any losses or fees  imposed by your bank and losses  that may be  incurred as a result of a decline in the value of the canceled  purchase.  The Fund (or its agent) has the authority to redeem shares in your account(s) to cover any resulting  losses due to fluctuations in share price. Any profit on such  cancellation  will accrue to the affected Fund.

If you invest through a brokerage  firm or other  financial  institution,  their policies  and  fees  may be  different  than  those  described  here.  Financial
advisors,   financial   supermarkets,   brokerage  firms,  and  other  financial
institutions may charge transaction and other fees and may set different minimum investment  amounts or  limitations  on buying or selling  shares.  Consult your financial advisor if you have any questions about their policies and procedures.
If you purchase shares through a brokerage firm or other financial  institution, it is responsible for transmitting your order in a timely manner.

Your  investment  in the  Fund  should  be  intended  to  serve  as a  long-term investment  vehicle.  The Fund is not  designed  to provide  you with a means of speculating  on the  short-term  fluctuations  in the  stock  market.  The  Fund reserves the right to reject any purchase  request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive  trading.  The Corporation also reserves the right to stop offering shares of the Fund at any time.

Opening and Adding To Your Account
----------------------------------

You can invest in the Fund by mail,  wire  transfer  and  through  participating financial service  professionals.  After you have established your account,  you may also make  subsequent  purchases  by  telephone,  subject to the  conditions described  below  under  Telephone  Purchases.  You may also  invest in the Fund through an automatic  payment  plan, as described  below.  Any questions you may have can be answered by calling the Fund, toll free, at 1-800-794-NOAH (6624).

Purchases through Financial Service Organizations
-------------------------------------------------

You may purchase shares of the Fund through participating brokers,  dealers, and other financial professionals.  Simply call your investment professional to make your  purchase.  If you are a client of a securities  broker or other  financial organization,  you should note that such organizations may charge a separate fee for  administrative  services in connection with  investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund. If you are investing  through a securities broker or other financial organization, please refer to its program materials  for any  additional  special  provisions  or  conditions  that may be different from those described in this  Prospectus (for example,  some or all of the services and privileges  described may not be available to you).  Securities
brokers  and  other  financial   organizations   have  the   responsibility   of
transmitting  purchase  orders  and funds,  and of  crediting  their  customers'
accounts  following  redemptions,  in a timely manner in  accordance  with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------

To purchase  shares by mail,  simply complete the Account  Application  included with this  Prospectus,  make a check  payable to the Fund,  and mail the Account
Application and check to:

         By Mail:                      The Noah Investment Group, Inc.
                                       c/o Citco Mutual Fund Services, Inc.
                                       P.O. Box C1100
                                       Southeastern, PA 19398-1100

         By Overnight Delivery:        The Noah Investment Group, Inc.
                                       c/o Citco Mutual Fund Services, Inc.
                                       83 General Warren Boulevard, Suite 200
                                       Malvern, PA 19355

Your purchase order,  if accompanied by payment,  will be processed upon receipt by Citco Mutual Fund Services,  Inc., the Fund's Transfer Agent. If the Transfer
Agent  receives  your order and  payment by the close of regular  trading on the
NYSE  (currently 4:00 p.m.  Eastern time),  your shares will be purchased at the
Fund's POP  calculated at the close of regular  trading on that day.  Otherwise, your shares will be purchased at the POP  determined  as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------

To make an  initial  purchase  of shares by wire  transfer,  take the  following steps:

l.   Call 1-800-794-NOAH (6624) to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3.   Fill out,  fax  (610-296-8516),  then mail the Account  Application  to the
     Transfer Agent
4.   Ask your bank to wire funds to the account of:

                                  Wachovia Bank
                                 ABA# 031201467
                             Account# 2000014582716
                For Further Credit: (Your Name, Your Account No.)

Include  your  name(s),  address and  taxpayer  identification  number or Social
Security  number on the wire.  The wire should  state that you are opening a new
Fund  account.  No  purchase  may be made  until the Fund's  Transfer  Agent has received a completed and signed application.

To make  subsequent  purchases  by wire,  ask your bank to wire funds  using the instructions  listed  above,  and be sure to include your account  number on the wire transfer instructions.

If you purchase Fund shares by wire,  you must complete and file an  Application
Form with the Transfer Agent before any of the shares purchased can be redeemed.
Either fill out and mail the Application Form included with this prospectus,  or call the  Transfer  Agent  and they  will send you an  application.  You  should contact  your  bank  (which  must be a  commercial  bank that is a member of the
Federal Reserve System) for information on sending money by wire,  including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------

You may  purchase  shares of the Fund  through  an  Automatic  Investment  Plan, subject to the minimum  investment  amounts described above. The Plan provides a convenient  way for you to have  money  deducted  directly  from your  checking, savings,  or other  accounts for  investment in shares of the Fund. You can take advantage of the Plan by filling out the  Automatic  Investment  Plan Section of the Account Application included with this prospectus.  You may only select this option if you have an account  maintained  at a domestic  financial  institution which is an Automated  Clearing House ("ACH")  member for automatic  withdrawals under the Plan. The Corporation may alter,  modify,  amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does
so.

For information and assistance  concerning the Automatic Investment Plan, please call the Transfer Agent at 1-800-794-NOAH (6624).

You may  cancel  your  Automatic  Investment  Plan or change  the amount of your
periodic  payments  at  any  time  by  mailing  written   notification  of  such
cancellation  or change to the  Transfer  Agent at Citco  Mutual Fund  Services,
Inc., P.O. Box C 1100, Southeastern,  PA 19398-1100 or by calling 1-800-794-NOAH
(6624). For more information, call the Transfer Agent at 1-800-794-NOAH (6624).

Telephone Purchases
-------------------

You may make  purchases by telephone  only if you have an account at a bank that is a member of the ACH or you wire your payment to the Fund as described  above.
Most  transfers  are  completed  within  three  business  days of your call.  To preserve  flexibility,  the Fund may revise or eliminate the ability to purchase
Fund shares by phone,  or may charge a fee for such  service,  although the Fund does not currently expect to charge such a fee.

In order to be able to purchase  shares by telephone,  your account  authorizing such  purchases  must have been  established  prior to your call.  Your  initial purchase of shares may not be made by telephone.  Shares  purchased by telephone will be  purchased at the per share POP  determined  at the close of business on the day that the  transfer  agent  receives  payment  through the ACH or by wire transfer. Call the Transfer Agent at 1-800-794-NOAH (6624) for details.

The  Transfer  Agent  employs  certain  procedures   designed  to  confirm  that
instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal  identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions,  and/or  tape  recording  all  telephonic  instructions.  Assuming reasonable procedures such as the above have been followed, neither the Transfer
Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone  instructions  that are  believed to be  genuine.  The Fund shall have authority,  as your agent,  to redeem  shares in your  account to cover any such loss. As a result of this policy,  you will bear the risk of any loss unless the
Fund  and/or the  Transfer  Agent have  failed to follow  procedures  reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------

The Fund or its service  providers  have entered into  arrangements  authorizing certain  financial  intermediaries  (or their  agents)  to accept  purchase  and redemption orders for Fund shares. If you place an order for Fund shares through an  authorized  financial  intermediary  or agent,  and you place  your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures,  your purchase will be processed at the POP calculated at 4:00
p.m.  on that  day.  The  securities  broker  must  send to the  Transfer  Agent immediately  available  funds in the amount of the  purchase  price within three business days for the order.  Purchase  orders  received  after 4:00 p.m. by the authorized  financial  intermediary  or  agent  will be  processed  at the  next determined POP on the following business day.

By law,  the Fund must  withhold a portion  of your  taxable  distributions  and redemption proceeds unless you:

o        provide your correct social security or taxpayer identification number,
o        certify that this number is correct,
o        certify that you are not subject to backup withholding, and
o        certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold such  distributions or proceeds if the IRS instructs the Fund to do so. For economy and convenience,  share  certificates will not be issued.

Excessive Trading
-----------------

The Fund  discourages  short-term  or  excessive  trading and intends to seek to restrict or reject such trading or take other action,  as described below, if in the  judgment  of the Advisor  such  trading may  interfere  with the  efficient
management  of  the  Fund's  portfolio,   may  materially  increase  the  Fund's
transaction  costs,   administrative   costs  or  taxes,  or  may  otherwise  be
detrimental to the interests of the Fund and its shareholders. Market timing may interfere  with the  efficient  management of the Fund's  portfolio,  materially increase the Fund's  transaction  costs,  administrative  costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Some securities  in which the Fund has  authority  to invest,  such as thinly  traded securities, could subject the Fund to additional market timing risks.

The Fund's Board of Directors has adopted policies and procedures  regarding the prevention  of market  timing for both the Fund and the Fund's  transfer  agent.
These  procedures  prohibit  market timing of Fund shares that may be harmful to the Fund.  Appropriate  sanctions will be taken against any person who engage in market timing in the Fund. The Fund defines  excessive  trading as exceeding one purchase and sale involving Fund shares within any 120-day period. If you exceed the  number of trades  described  above,  you may be  barred  indefinitely  from further  purchases of shares of the Fund. Two types of  transactions  are exempt from the excessive  trading  guidelines:  (1)  redemptions  at the option of the
Fund; and (2) systematic  purchases made through the Automatic  Investment Plan, as described  above,  and  systematic  redemptions  made through the  Systematic
Withdrawal Plan, as described later in this section.

How To Sell (Redeem) Your Shares
--------------------------------

You may sell (redeem) your shares at any time.  You may request the sale of your shares either by mail, by telephone or by wire.  Redemption requests received by the  Fund  in  Good  Order,  as  described  below,  or an  authorized  financial intermediary  or agent in  accordance  with their  procedures  before  4:00 p.m.
Eastern  time on any  business  day in proper  form will be  redeemed at the NAV calculated at 4:00 p.m. on that day.  Redemption  requests  received  after 4:00
p.m. by the Fund,  authorized financial  intermediary or agent will be processed at the next determined NAV on the following business day. The proceeds of shares purchased  by check for which a  redemption  request has been  received  will be redeemed,  but  payment  will not be  released to you until the check or payment received for investment has cleared, a period which may take up to 15 days.

Redemption By Mail
------------------

Redemption  requests should be mailed via U.S. mail or overnight courier service to:

         By Mail:                     The Noah Investment Group, Inc.
                                      c/o Citco Mutual Fund Services, Inc.
                                      P.O. Box C 1100
                                      Southeastern, PA 19398-1100

         By Overnight Delivery:       The Noah Investment Group, Inc.
                                      c/o Citco Mutual Fund Services, Inc.
                                      83 General Warren Boulevard, Suite 200
                                      Malvern, PA 19355

The selling price of the shares being  redeemed will be the Fund's per share NAV next  calculated  after  receipt of all required  documents in Good Order.  Good
Order means that the request must include:

     1.   Your account number.
     2.   The number of shares to be sold  (redeemed) or the dollar value of the amount to be redeemed.
     3.   The signatures of all account owners exactly as they are registered on the account.
     4.   Any required signature guarantees.
     5.   Any  supporting  legal  documentation  that is required in the case of estates, trusts,  corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the  transaction.  The Corporation has made an election under Rule 18f-1 of the  Investment  Company Act of 1940,  as amended,  which  allows the Fund to redeem shares, under certain circumstances,  "in-kind." This means that the Fund may choose to redeem your shares with  securities  instead of cash.  See the SAI for a more detailed discussion of in-kind redemptions.

Signature Guarantees
--------------------

A  signature  guarantee  of each owner is  required to redeem Fund shares in the following situations, for transactions of any size:

     (i)  if you change the ownership on your account;
     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
     (iii)if the  proceeds  are to be made  payable  to  someone  other than the account's owner(s);
     (iv) any redemption transmitted by federal wire transfer to your bank; and
     (v)  if a  change  of  address  request  has been  received  by the Fund or
          Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from your account.  A redemption  will not be processed until the signature guarantee, if required, is received in Good Order.

Signature  guarantees  are designed to protect both you and the Fund from fraud.
To obtain a signature guarantee,  you should visit a bank, trust company, member of a national  securities  exchange or other  broker-dealer,  or other  eligible guarantor  institution.  (Notaries public cannot provide signature  guarantees.)
Signature  guarantees  must be  signed by an  authorized  person at one of these institutions and be accompanied by the words "Signature Guarantee."

Redemption By Telephone
-----------------------

You may  redeem  your  shares  in the  Fund by  calling  the  Transfer  Agent at
1-800-794-NOAH (6624) if you elected to use telephone redemption on your account application when you initially  purchased  shares.  Redemption  proceeds must be transmitted  directly  to you or to your  pre-designated  account  at a domestic bank.  You may not redeem by telephone  if a change of address  request has been received by the Corporation or Citco Mutual Fund Services,  Inc., within 15 days previous to the request for redemption.  During periods of substantial  economic or market changes,  telephone redemptions may be difficult to implement.  If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering  the redemption  request in person or by mail. You should  understand that with the  telephone  redemption  option,  you may be giving up a measure of security  that you might  otherwise  have had were you to redeem  your shares in writing. In addition,  interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Redemption By Wire
------------------

You may request the redemption  proceeds be wired to your  designated bank if it is a member bank or a  correspondent  of a member  bank of the  Federal  Reserve
System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------

If the  value of the  shares  in your  account  falls  to less  than  $500,  the
Corporation  may notify you that,  unless your  account is  increased to $500 in value,  it will  redeem all your  shares and close the account by paying you the redemption  proceeds and any dividends and distributions  declared and unpaid at the date of  redemption.  You will have  thirty  days after  notice to bring the account up to $500 before any action is taken. This minimum balance  requirement does not apply to IRAs and other tax-sheltered  investment accounts.  This right of  redemption  shall not apply if the value of your account drops below $500 as the result of a reduction in the NAV per share.  The  Corporation  reserves this right because of the expense to the Fund of maintaining very small accounts.

Systematic Withdrawal Plan
--------------------------

Investors  owning  Fund  shares  having a minimum  value of $10,000  may adopt a systematic withdrawal plan. Withdrawal payments to the investor may be made on a monthly, quarterly,  semi-annual or annual basis and must be in a minimum amount of $500.

Shares  are  redeemed  to  make  the  requested   payment  on  the  day  of  the
shareholder's  choosing  each  month  in  which a  withdrawal  is to be made and payments are mailed  within five business days  following  the  redemption.  The redemption of shares, in order to make payments under this plan, will reduce and may eventually  exhaust the account.  Each  redemption of shares may result in a gain or  loss,  which  the  investor  must  report  on his  income  tax  return.
Consequently, the investor should keep an accurate record of any gain or loss on each withdrawal.

Retirement Plans
----------------

Retirement  plans may provide you with a method of investing for your retirement by  allowing  you to  exclude  from your  taxable  income,  subject  to  certain limitations,  the  initial  and  subsequent  investments  in your  plan and also allowing such investments to grow without the burden of current income tax until monies are withdrawn from the plan. Contact your investment professional or call the  Fund at  1-800-794-NOAH  (6624)  to  receive  information  concerning  your options.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends  paid by the Fund are  derived  from its net  investment  income.  Net investment  income  will be  distributed  at  least  annually.  The  Fund's  net investment income is made up of dividends  received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when the Fund sells a security for more than the
Fund paid for the security.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards),  generally, once a year.

Unless you elect to have your  distributions  paid in cash,  your  distributions will be reinvested in additional  shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at
Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100.

Transfer, Dividend Disbursing And Accounting Services Agent
-----------------------------------------------------------

Citco  Mutual Fund  Services,  Inc.,  83 General  Warren  Boulevard,  Suite 200,
Malvern, PA 19355, provides transfer agency and dividend disbursing services for the Fund.  This  means  that its job is to  maintain,  accurately,  the  account records  of  all  shareholders  in  the  Fund  as  well  as  to  administer  the distribution of income earned as a result of investing in the Fund. Citco Mutual
Fund Services,  Inc.,  also provides  accounting  services to the Fund including portfolio accounting services,  expense accrual and payment services,  valuation and financial reporting services, tax accounting services and compliance control services.

                                  FEDERAL TAXES

As  with  any  investment,  you  should  consider  the  tax  implications  of an investment  in the Fund.  The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax advisor with specific reference to your own tax situation.

The Fund  intends to qualify and  maintain  its  qualification  as a  "regulated investment  company"  under  the  Internal  Revenue  Code of  1986,  as  amended
(hereafter the "Code"),  meaning that to the extent a Fund's earnings are passed on to  shareholders  as required by the Code, the Fund itself is not required to pay  federal  income  taxes on the  earnings.  Accordingly,  the  Fund  will pay dividends  and  make  such  distributions  as  are  necessary  to  maintain  its qualification as a regulated investment company under the Code.

If  you  invest  in the  Fund  shortly  before  the  record  date  of a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution  and,  in  effect,  you will  receive  some of your investment back in the form of a taxable distribution.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary  income or capital gains tax rates.  This is true whether you reinvest your  distributions  in additional Fund shares or receive them in cash.
Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income  dividends  designated  by the Fund may be qualified  dividend  income eligible  for taxation by  individual  shareholders  at  long-term  capital gain rates, provided certain holding period requirements are met.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received  for the  previous  year.  Distributions  that  are declared  in  December,  but paid in January are taxable as if they were paid in
December.

When you sell your shares of the Fund, you may realize a capital gain or loss.

Fund distributions and gains from the sale of your Fund shares generally will be subject to federal, state and local taxes. Non-U.S.  investors may be subject to
U.S.   withholding   or  estate  tax,  and  are  subject  to  special  U.S.  tax certification requirements.

                                PRIVACY STATEMENT

At THE NOAH FUNDS, we recognize and respect the privacy of each of our investors
and  their  expectations  for   confidentiality.   The  protection  of  investor
information is of fundamental  importance in our operation and we take seriously our responsibility to protect personal information.

We collect,  retain and use  information  that assists us in providing  the best service possible. This information comes from the following sources:

o        Account applications and other required forms,
o        Written, oral, electronic or telephonic communications, and
o        Transaction history from your account.

We only disclose  personal  nonpublic  information to third parties as necessary and as permitted by law.

We restrict access to personal  nonpublic  information to employees,  affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information  provided to the purposes for which it was disclosed and as permitted by law.

We maintain  physical,  electronic  and procedural  safeguards  that comply with federal standards to guard nonpublic personal information of our customers.

                                 CODE OF ETHICS

The Board of  Directors  of the NOAH FUNDS has  approved  a Code of Ethics  (the
"Code") for the Fund,  Advisor and  Sub-Advisor.  The Code  governs the personal trading  activities  of  persons  who  may  have  knowledge  of  the  investment activities of the Fund, requires that they file regular reports concerning their personal  securities  transactions,  and prohibits trading activities that might result  in harm to the  Fund.  The  Board  is  responsible  for  overseeing  the implementation  of the  Code.  The Fund has  filed  copies of each Code with the
Securities and Exchange Commission. Copies of the Code of Ethics may be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  DC. The Code is
also available on the SEC's EDGAR database at the SEC's web site  (www.sec.gov).
Copies of this  information can be obtained,  after paying a duplicating fee, by electronic  request  (public  info@sec.gov),  or by  writing  the  SEC's  Public
Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS

               [TO BE UPDATED AND COMPLETED IN RULE 485(B) FILING]

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance  for the past  five  fiscal  years.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  [The  financial  information  has been  audited  by  Sanville &
Company, whose report, along with the Fund's financial statements,  are included in the Fund's Annual Report, which is available without charge upon request.]

The  table  below  sets  forth  financial  data  for a share  of  capital  stock outstanding throughout each year presented.

                                                        Year Ended October 31,
                                             2004       2003      2002       2001      2000
-------------------------------------------------------------------------------------------
Net Asset Value, beginning of period

Investment Operations:
   Net investment income (loss) (a)
   Net realized & unrealized gain (loss)
      on investments
   Total from Investment Operations

Distributions:
   From net investment income
   From net realized capital gains
      Total distributions

Net Asset Value, end of period

Total Return

Ratios/supplemental data
Net assets, end of period (in 000's)
Ratio of expenses to average net assets:
   before reimbursement
   net of reimbursement
Ratio of net investment income (loss)
   to average net assets:
   before reimbursement
   net of reimbursement
Portfolio Turnover Rate
-------------------------------------------------------------------------------------------

(a)  Net investment loss per share is calculated  using ending balances prior to the consideration of adjustments for permanent book and tax differences.

(b)  Ratio  excludes  certain  expenses  not subject to the  expense  limitation pursuant to the voluntary  agreement with management.  If such expenses had been included, the ratios would have been ____% and ____%, respectively.

                              FOR MORE INFORMATION

                      [TO BE UPDATED IN RULE 485(B) FILING]

Additional  information  about  the  Fund  is  available  in the  Fund's  latest
Semi-Annual  Report to  shareholders,  dated April 30,  2004 and Audited  Annual
Report to shareholders, dated October 31, 2004. The SAI also contains additional information  about the Fund. A current SAI,  dated March 1, 2005, has been filed with the  Securities  and Exchange  Commission  ("SEC") and is  incorporated  by reference  into this  prospectus.  The Fund's  Audited  Annual  Report  contains audited financial information concerning the Fund and discussion relating to the market conditions and investment strategies that affected the Fund's performance during the Fund's last fiscal year.

To make inquiries or to receive information, without charge, concerning the Fund or to request a copy of the SAI Annual or  Semi-Annual  report  relating  to the
Fund, please contact us at:

                         The Noah Investment Group, Inc.
                      CIO Citco Mutual Fund Services, Inc.
                                  PO Box C-1100
                           Southeastern, PA 19398-1100
                              1-800-794-NOAH (6624)

A copy of your requested  document(s) will be mailed to you within three days of your request.

You can also contact the Fund by e-mail at info@noahfund.com, or by visiting our web site at www.noahfund.com.

Information  about the Fund  (including the SAI) can also be reviewed and copied at the  SEC's  Public  Reference  Room  in  Washington,  D.C.,  and  information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.  Reports and other  information  about the Fund is also
available   on   the   SEC's   EDGAR    database   at   the   SEC's   web   site
(http://www.sec.gov).  Copies of this  information  can also be obtained,  after paying a duplicating  fee, by  electronic  request  (publicinfo@sec.gov),  or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act No.
811-8058

                           NOAH FUND EQUITY PORTFOLIO

                         THE NOAH INVESTMENT GROUP, INC.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated: March 1, 2005

This  Statement of Additional  Information  (the "SAI") is not a prospectus  but should be read in conjunction with the current  Prospectus,  dated March 1, 2005 of The Noah  Investment  Group,  Inc.  (the  "Company").  Portions of the Fund's
Annual  Report  to  Shareholders  and  Semi-Annual  Report to  Shareholders  are
incorporated  by  reference  into  this  SAI.  To  obtain  a  free  copy  of the
Prospectus, Annual Report to Shareholders or Semi-Annual Report to Shareholders,
please call the Fund toll-free at 1-800-794-NOAH  (6624).  The prospectus of the
Company is  incorporated by reference into this SAI for all purposes as if fully set forth  herein.  This SAI relates  only to the NOAH FUND  Equity  Portfolio -
Class A (formerly,  the NOAH FUND Large-Cap  Growth  Portfolio) (the "Fund"),  a
series of the Company.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES...............................................

DISCLOSURE OF PORTFOLIO HOLDINGS................................................

THE FUND........................................................................

MANAGEMENT OF THE COMPANY AND THE FUND..........................................

BOARD COMMITTEES................................................................

REMUNERATION OF DIRECTORS AND OFFICERS..........................................

PRINCIPAL HOLDERS OF SECURITIES.................................................

INVESTMENT MANAGEMENT SERVICES..................................................

DISTRIBUTOR.....................................................................

RULE 12B-1 DISTRIBUTION PLAN....................................................

BROKERAGE ALLOCATIONS...........................................................

Dealer Reallowances.............................................................

REDEMPTION IN KIND..............................................................

PURCHASE AND REDEMPTION OF SHARES...............................................

PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS..............................

AUTOMATIC INVESTMENT PLAN.......................................................

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS").........................................

GROUP PURCHASES.................................................................

TRANSFER  AGENT,   DIVIDEND   DISBURSING  AND  ACCOUNTING  SERVICES  AGENT,  AND
ADMINISTRATOR...................................................................

AUDITOR.........................................................................

CUSTODIAN.......................................................................

REGISTRATION STATEMENT..........................................................

TAXES, DIVIDENDS AND CAPITAL GAINS..............................................

GENERAL INFORMATION.............................................................

SHAREHOLDER MEETINGS............................................................

CODE OF ETHICS..................................................................

FINANCIAL STATEMENTS............................................................

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective, investment policies, and the fundamental philosophical investment restrictions of the Fund are described in the Fund's Prospectus.  The
Fund is subject to the following additional fundamental investment restrictions.
Fundamental  investment  restrictions  may not be  changed  without  a vote of a majority  of the  Fund's  outstanding  shares,  as that term is  defined  in the
Investment Company Act of 1940, as amended (the "1940 Act").

Unless otherwise noted, the Fund will not:

o    with respect to 75% of its assets,  invest more than 5% of the market value of  its  assets  in  the  securities  of  any  single  issuer  (other  than obligations  issued or  guaranteed as to principal and interest by the U.S.
     Government or any agency or instrumentality thereof);

o    with respect to 75% of its assets,  purchase  more than 10% of any class of the outstanding  voting securities of any issuer (other than obligations of the U.S. Government);

o    invest more than 5% of its assets in the securities of companies that (with predecessors) have a continuous operating history of less than three years;

o    invest 25% or more of its total  assets in one or more  issuers  conducting their principal business activities in the same industry;

o    borrow  money  except  from a bank  and  only for  temporary  or  emergency purposes,  and then only in an amount  not in excess of 10% of the lower of the  market  value  or cost of its  assets,  in which  case it may  pledge, mortgage or hypothecate  any of its assets as security for such  borrowing, but not to an extent  greater  than 10% of the market  value of its assets;
     the Fund will not purchase any securities  while such borrowings  exceed 5%
     of the Fund's assets;

o    underwrite the securities of other issuers;

o    make loans except by purchasing  bonds,  debentures or similar  obligations
     which  are  either  publicly   distributed  or  customarily   purchased  by
     institutional investors;

o    invest in oil, gas or mineral  leases or real estate,  except that the Fund may purchase the  securities  of companies  engaged in the business of real estate, including real estate investment trusts;

o    invest in commodities or commodity contracts; or

o    issue or invest in senior securities.

These investment limitations, as described above, are considered to apply at the time that securities are purchased.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of the Company  approved  policies  and  procedures  that
prohibit  the  selective   disclosure  of  portfolio   information  and  related
information by the Fund or any of its service providers (the "Procedures").  The
Fund publicly  discloses 100% of its portfolio  holdings within sixty days after each fiscal  quarter end in filings filed with the U.S.  Securities and Exchange
Commission (the "SEC") as required by SEC rules. This information is included in annual and semi-annual  reports sent to shareholders  and the Form N-Qs filed by the Funds with the SEC. Because the Fund's only disclosure of portfolio holdings is public  disclosure,  no person or group of persons has the opportunity to use the information to the advantage or detriment of other shareholders.

The  executive  officers of the Fund are the only people  authorized to disclose the Fund's portfolio  holdings.  Other than the disclosure of portfolio holdings required  to be filed with the SEC,  the Fund does not intend to make the Fund's portfolio holdings available to anyone, other than the Fund's service providers.
The service  providers that may receive portfolio  holdings  information are the
Advisor,  the  Sub-Advisor,  Citco Mutual Fund  Distributors,  Inc.,  the Fund's
distributor,  Citco  Mutual Fund  Services,  Inc.,  the Fund's  transfer  agent, dividend disbursing and accounting services agent and administrator and Wachovia
Bank, N.A., the Fund's custodian (collectively, the "Service Providers"). All of the Service  Providers  are subject to the Fund's  Procedures  that prohibit the selective  disclosure  of  portfolio  information  and related  information.  In addition,  the Fund's  Service  Providers  have  adopted  written  policies  and
procedures  (the  "Provider's   Procedures")  that  address  the  protection  of
proprietary  and  non-public  information,  which  the Board  has  reviewed  and
approved.   Neither  the  Fund,  Advisor,  nor  the  Service  Providers  receive compensation or other consideration for disclosure of portfolio securities.

The Chief  Compliance  Officer  will  conduct  reviews  of  compliance  with the
Procedures on an on-going basis and periodically  conduct analyses of the Fund's
Service  Providers'  adherence to the Procedures and the Provider's  Procedures.
The Chief Compliance Officer will report any violations of the Procedures or the
Provider's  Procedures  to the Board of Directors  of the Company.  The Board of
Directors will annually  review  Procedures  and the  Provider's  Procedures for adequacy and  effectiveness.  The Chief Compliance Officer will supply the Board with any  list of  exceptions  granted  from the  Procedures  or the  Provider's
Procedures, if any, along with an explanation of the legitimate business purpose relevant to each exception.  However,  it is not currently  anticipated that any exceptions will be granted.

                                    THE FUND

The Company was organized on December 16, 1992, as a Maryland  corporation,  and began  operations in 1996.  The Company is a mutual fund of the type known as an open-end  management  investment  company and offers Class A shares of the Fund.
The Fund was previously  named the NOAH FUND  Large-Cap  Growth Fund from August
16, 2000 to June 1, 2004, and the NOAH FUND until August 16, 2000. A mutual fund permits an investor to pool his or her assets with those of others with the goal of  achieving  economies  of scale  and  diversification,  taking  advantage  of investment advice from professional money managers and enjoying other advantages traditionally  reserved for large investors.  The Company is authorized to issue
500,000,000  shares of common stock,  par value $0.001 per share.  The Company's
Articles  of  Incorporation,  as  amended  and  restated,  permits  its Board of
Directors to classify any unissued shares into one or more classes and series of shares.  The Fund is classified as "diversified," as that term is defined in the
1940 Act.  Fund shares are fully paid and  non-assessable.  They are entitled to such dividends and  distributions  as may be paid with respect to the shares and shall  be  entitled  to such  sums  on  liquidation  of the  Fund  as  shall  be determined.  Other than these rights,  they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

                     MANAGEMENT OF THE COMPANY AND THE FUND

[ENTIRE  MANAGEMENT  OF THE COMPANY  AND THE FUND  SECTION TO BE UPDATED IN RULE
485(B) FILING]

The Company's  Board of Directors (the "Board of Directors") is responsible  for the Fund's  management,  and has certain fiduciary duties and obligations to the
Fund and its shareholders under the laws of the State of Maryland and applicable federal securities laws. The information  provided below sets forth biographical information  regarding each Director.  Directors who are "interested persons" of the Company, as that term is defined by Section 2(a)(10) of 1940 Act, are marked by an asterisk.  The  remaining  Directors are not  "interested  persons" of the
Company and are referred to as the "Independent Directors."

Interested Directors
--------------------

--------------------- --------------- ------------------ --------------------------------- ------------- -----------------
                                                                                            Number of
                                                                                            Portfolios
                                                                                             in Fund
                       Position(s)    Term of Office &                                       Complex          Other
                      Held with the    Length of Time     Principal Occupation(s) During   Overseen by    Directorships
Name, Address & Age        Fund            Served                  Past 5 Years             Directors    Held by Director
--------------------- --------------- ------------------ --------------------------------- ------------- -----------------
William L. Van        Director,       Each Director      Mr. Van Alen is an attorney            1        USA
Alen, Esq.*           President,      serves for an      engaged in the private practice                 Technologies,
975 Delchester Road   Treasurer       indefinite         of law since 1962.  He is also                  Inc., Polestar
Newtown Square, PA                    term.  Mr. Van     President, Director and                         Management
19073                                 Alen has served    Chairman of the Board of                        Company and
Age 71                                since 1996.        Polestar Management Company,                    Cornerstone
                                                         the Fund's Advisor.  He is also                 Entertainment,
                                                         President of Cornerstone                        Inc.
                                                         Entertainment, Inc., a company
                                                         engaged in the film and
                                                         entertainment industry.
--------------------- --------------- ------------------ --------------------------------- ------------- -----------------

* Mr. William L. Van Alen, Jr. is an interested  person of the Company by virtue of being an officer  and  director of The Noah  Investment  Group,  Inc.  and an
officer,   director  and  owner  of  Polestar  Management  Company,  the  Fund's investment advisor.

Independent Directors
---------------------

--------------------- --------------- ------------------ --------------------------------- ------------- ----------------
Name, Address & Age    Position(s)    Term of Office &    Principal Occupation(s) During    Number of         Other
                                                                                            Portfolios
                                                                                             in Fund
                                                                                             Complex      Directorships
                      Held with the    Length of Time                                      Overseen by       Held by
                           Fund            Served                  Past 5 Years             Directors       Director
--------------------- --------------- ------------------ --------------------------------- ------------- ----------------
Dr. Forest H.         Director        Each Director      Dr. Anthony has been Vice              1             None
Anthony, MD                           serves for an      President of Protarga, Inc., a
1426 Fairview Road                    indefinite         pharmaceutical company, from
Villanova, PA 19085                   term.  Dr.         June 1998 to the present and
Age 53                                Anthony has        has been Chairman of the Board
                                      served since       of Trustees of The American
                                      1996.              Academy, a nonprofit
                                                         organization, which is a school
                                                         for grades kindergarten through
                                                         twelfth grade.
--------------------- --------------- ------------------ --------------------------------- ------------- ----------------
Mr. Roger J. Knake    Director        Each Director      Mr.  Knake has been President          1             None
615 Mountain View                     serves for an      of MCX, Inc.  (formerly known
Road                                  indefinite         as XITEL, Inc.) from June 1983
Berwyn, PA 19312                      term.  Mr. Knake   to the present.  MCX, Inc.  is
Age 63                                has served since   a computer software consultant
                                      1996.              company.

--------------------- --------------- ------------------ --------------------------------- ------------- ----------------
Mr.  Martin V.        Director        Each Director      Mr.  Miller was engaged in the         1             None
Miller, Esq.                          serves for an      practice of securities law
344 Venetian Drive,                   indefinite         during the period from 1959
#2                                    term.  Mr.         until 2000.  Mr. Miller was a
Delray Beach, FL                      Miller has         sole practitioner from
33483                                 served since       1983-2000 until his retirement
Age 78                                2000.              in 2000.
--------------------- --------------- ------------------ --------------------------------- ------------- ----------------
Mr.  George Jensen    Director        Each Director      Chairman, CEO and Director of          1              USA
100 Deerfield Lane                    serves for an      USA Technologies, Inc., a                        Technologies,
Malvern, PA 19355                     indefinite         technology design and                                Inc.
Age 55                                term.  Mr.         manufacturing company, since
                                      Jensen has         1992.
                                      served since
                                      1996.
--------------------- --------------- ------------------ --------------------------------- ------------- ----------------

Officers
--------

-------------------------- ------------------ ----------------------- ---------------------------------------------------
   Name, Address & Age     Position(s) Held      Term of Office &        Principal Occupation(s) During Past 5 Years
                             with the Fund    Length of Time Served
-------------------------- ------------------ ----------------------- ---------------------------------------------------
William L. Van Alen, Esq.  President,         Served since 1998       Mr. Van Alen is an attorney engaged in the
975 Delchester Road        Treasurer                                  private practice of law since 1962.  He is also
Newtown Square, PA 19073                                              President, Director and Chairman of the Board of
Age 71.                                                               Polestar Management Company, the Fund's Advisor.
                                                                      He is also President of Cornerstone
                                                                      Entertainment, Inc., a company engaged in the
                                                                      film and entertainment industry.
-------------------------- ------------------ ----------------------- ---------------------------------------------------
Theresa McNamee            Asst. Secretary    Elected in 2002         [Occupation for Past 5 Years] Relationship
[Address]                                                             Manager, Citco Mutual Fund Services, Inc.
[Age]
-------------------------- ------------------ ----------------------- ---------------------------------------------------
Robert Gualtieri           Vice President     [____________]          [Occupation for Past 5 Years]
[Address]                  of Sales and
[Age]                      Marketing
-------------------------- ------------------ ----------------------- ---------------------------------------------------
Edmond Cocci               Asst. Secretary    [____________]          [Occupation for Past 5 Years]
[Address]
[Age]
-------------------------- ------------------ ----------------------- ---------------------------------------------------
Adam A. Drake              Chief Compliance   [____________]          [Occupation for Past 5 Years]
[Address]                  Officer
[Age]
-------------------------- ------------------ ----------------------- ---------------------------------------------------

Ownership of Fund Securities by Directors
-----------------------------------------

The  tables  below  shows  the  dollar  range  of Fund  securities  owned by the directors  of the Company as of December  31,  2004.  Directors  are exempt from sales charges on purchases of Fund securities.

Interested Directors
--------------------

------------------------------------------ ------------------------------- -------------------------------------------
            Name of Director                   Dollar Range of Equity           Aggregate Dollar Range of Equity
                                                                            Securities in All Registered Investment
                                                                            Companies Overseen by Director in Family
                                               Securities in the Fund               of Investment Companies
------------------------------------------ ------------------------------- -------------------------------------------
      Mr. William L. Van Alen, Esq.               [Over $100,000]                       [Over $100,000]
------------------------------------------ ------------------------------- -------------------------------------------

Independent Directors
---------------------

------------------------------------------ ------------------------------- -------------------------------------------
            Name of Director                   Dollar Range of Equity           Aggregate Dollar Range of Equity
                                                                            Securities in All Registered Investment
                                                                            Companies Overseen by Director in Family
                                               Securities in the Fund               of Investment Companies
------------------------------------------ ------------------------------- -------------------------------------------
        Dr. Forest H. Anthony, MD                [$50,001-$100,000]                    [$50,001-$100,000]
------------------------------------------ ------------------------------- -------------------------------------------
           Mr. Roger J. Knake                     [$1 -- $10,000]                        [$1 - $10,000]
------------------------------------------ ------------------------------- -------------------------------------------
       Mr. Martin V. Miller, Esq.                [$10,001-$50,000]                     [$10,001-$50,000]
------------------------------------------ ------------------------------- -------------------------------------------
            Mr. George Jensen                          [None]                                [None]
------------------------------------------ ------------------------------- -------------------------------------------

                                BOARD COMMITTEES

[TO BE UPDATED AND COMPLETED IN RULE 485(B) FILING]

The Board of Directors of the Company has established an Audit Committee made up of some of the  independent  Directors.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal  control over financial  reporting,  and the independent auditors'  responsibility  to plan and  carry  out a  proper  audit.  The  Audit
Committee (1) oversees the Fund's  accounting and financial  reporting  policies
and  practices,   its  internal   control  over  financial   reporting  and,  as
appropriate,  inquires  into the internal  control over  financial  reporting of certain  service  providers;  (2)  oversees the quality and  objectivity  of the
Fund's  financial  statements and the independent  audit thereof;  (3) approves, prior to appointment,  the engagement of the Fund's independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance  of the  Fund's  independent  auditors;  and (4)  acts as a  liaison between the Fund's independent auditors and the full Board.

The Audit Committee is comprised of George R. Jensen, Jr. (Chairman),  Forest H.
Anthony,  M.D. and Roger J. Knake. All Audit Committee  members are Independent
Directors.  During the past fiscal year,  there were [________]  meetings of the
Audit Committee.

[There are not separate Nominating or Investment Committees. Items pertaining to these Committees are submitted to the full Board.]

                     REMUNERATION OF DIRECTORS AND OFFICERS

[THIS SECTION TO BE UPDATED IN RULE 485(B) FILING]

No Director or Officer of the Company receives  compensation for acting as such.
In the future,  the  Independent  Directors  may receive a fee for each Board of
Directors' meeting or Committee meeting attended,  plus expenses. As of February
1, 2005,  the  aggregate  amount of the Fund's  outstanding  shares owned by the
Company's Directors and Officers was [______]%.

                         PRINCIPAL HOLDERS OF SECURITIES

[THIS SECTION TO BE UPDATED IN RULE 485(B) FILING]

At the close of business on February 1, 2005, the following  person was known by the  Company  to be the  beneficial  owner  of  more  than  5% of the  Company's outstanding  Shares:  [Charles  Schwab,  for the  exclusive  benefit  of  client accounts, [INSERT ADDRESS]] - [________]%

                         INVESTMENT MANAGEMENT SERVICES

Information on the Fund's Investment Advisor and Sub-Advisor is set forth in the
Prospectus.  This section contains additional information concerning the Advisor and Sub-Advisor and their obligations to the Fund.

General Advisor Duties
----------------------

Polestar  Management  Company,  Inc. (the  "Advisor") is owned by William L. Van
Alen, who serves as the President and CEO of the Advisor and Director, President
and Treasurer of the Fund. The Advisor and  Sub-Advisor  supervise and implement the  investment  activities  of the  Fund,  including  the  making  of  specific decisions  as to the  purchase  and sale of  portfolio  investments.  Among  the responsibilities of the Sub-Advisor under its Sub-Investment  Advisory Agreement
("Sub-Advisory  Agreement") is the selection of brokers and dealers through whom transactions in the Fund will be effected.

The Advisory  Agreement and Sub-Advisory  Agreement provide that the Advisor and
Sub-Advisor shall not be liable for any loss suffered by the Company/Fund or its shareholders as a consequence of any act or omission in connection with services
under  its  respective   agreement,   except  by  reason  of  the  Advisor's  or
Sub-Advisor's  willful  misfeasance,  bad faith,  gross negligence,  or reckless disregard of its  obligations  and duties.  Each of the Advisory  Agreement  and
Sub-Advisory  Agreement  will  terminate  automatically  in  the  event  of  its assignment (as defined in the 1940 Act).

The Advisory  Agreement  and  Sub-Advisory  Agreement had an initial term of two years, and may be continued  thereafter from year to year so long as continuance of each agreement is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested  persons" of the Company or the Advisor (the "Independent Directors") cast in person at a meeting called for the  purpose of voting on such  approval,  and (b) by the  majority  vote of the
Board of  Directors  or by the "vote of a  majority  of the  outstanding  voting securities of the Company" (as defined in the 1940 Act).

[DESCRIPTION  OF ADVISORY  CONTRACT  APPROVAL AND ADVISORY FEES TO BE UPDATED IN
RULE 485(B) FILING]

During the past fiscal year, the Board,  including a majority of the Independent
Directors,  approved the renewal of the  Investment  Advisory  and  Sub-Advisory
Agreements.  In approving the Investment  Advisory agreement between the Company and the Advisor,  the Board  considered  a number of factors that it  considered material  to  the  Agreement.  The  Advisor  provided  the  Board  with  reports throughout the fiscal year on Fund  performance and Fund activity.  In approving the Sub-Advisory Agreement between the Company, the Advisor and the Sub-Advisor, the Board reviewed information relating to the Sub-Advisor's business, financial condition,  personnel  and  operations.  The  Sub-Advisor  also provided an oral
presentation   regarding  the  portfolio   holdings  of  the  Fund,  the  Fund's
performance,   and  the  market  conditions  and  economic  outlook.  The  Board considered the fees to be paid to the Advisor and the Sub-Advisor and determined that the fees were  reasonable  in light of the services  provided.  It was also noted that the Sub-Advisor  continued to serve ably as sub-adviser.  Lastly, the
Board  concluded  that the executive  management of the Advisor and  Sub-Advisor were experienced industry  professionals that would perform their functions in a capable  manner.  The Board did not assign any relative  value to the factors it considered. Instead, it considered all such factors, taken as a whole.

Under the Advisory  Agreement,  the Advisor is entitled to receive an annual fee of 1% of the average daily net assets accrued daily and payable monthly. For the fiscal years ended October 31, 2004,  2003,  and 2002, the amount payable to the
Advisor under the Advisory  Agreement was $________,  $________,  and $________,
respectively,  for management of the Fund's  assets.  For the fiscal years ended
October 31, 2004,  2003, and 2002,  the Advisor  voluntarily  waived  $________,
$________, and $________, respectively, of its advisory fee.

Sub-Advisory Fees
-----------------

Under the Sub-Advisory Agreement between the Advisor and Geewax Terker & Company
("GTC") for GTC to serve as  Sub-Advisor  for the Fund,  the Advisor pays GTC as follows:

o  $1.00 per annum on average net assets of up to $20,000,000;

o  0.75% per annum on average net assets from $20,000,000 to $40,000,000;

o  0.50% per annum on average net assets from $40,000,000 to $90,000,000; and

o  0.75% per year on average net assets in excess of $90,000,000.

[TO BE UPDATED IN RULE  485(B)  FILING] For the fiscal  years ended  October 31,
2004,  2003, and 2002, the Fund paid GTC $[1.00] each year for management of the
Fund's assets.

Proxy Voting Policies
---------------------

The Board  delegated  proxy voting  authority to the Sub-Advisor and adopted the proxy voting  guidelines  of the  Sub-Advisor  to vote the proxies of the Fund's portfolio  securities.  In  general,  proxies  are  voted  in a  manner  that is consistent with the best interest of the  Sub-Advisor's  clients,  including the
Fund. If any conflicts should arise, the Sub-Advisor will immediately notify the
Advisor of any potential  conflicts of interest and obtain the Advisor's consent for the  conflicted  proxy  vote.  Generally,  proxies  will be voted to improve corporate  governance,  to protect and enhance shareholder value, to enhance the accountability of management to shareholders and encourage  cooperation  between
management  and   shareholders.   The  Sub-Advisor   will  generally  vote  with
management,  except  in  cases  where  such  a vote  would  be  contrary  to the enhancement  of  shareholder  value.  Proposals that indicate that they could be anti-takeover  will  be  rejected.  The  Sub-Advisor  will  generally  vote  for shareholder  proposals  presented in a proxy that are directed towards enhancing management's accountability to shareholders. The Sub-Advisor will also vote with management on issues in which social, moral or ethical motivations are put ahead of or on par with financial  concerns.  Ratification of mergers and acquisitions are voted on a case-by-case basis.

The Chief  Compliance  Officer (the "CCO") shall monitor the Fund's proxy voting record on a monthly  basis to ensure that all  proxies  are voted in  conformity with the Fund's policies and procedures.  For any proxies voted differently than according  to the Fund's  policies,  the CCO will  require  the  Sub-Advisor  to provide an explanation for the vote and an attestation  that the Fund's policies for deviation were followed. Any violations of the Proxy Voting Policies will be immediately  reported to the Fund's Audit  Committee and the CCO will  recommend remedial action, as necessary.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities  during the 12-month period ending June 30, 2004 is available without charge, upon request, by calling the toll-free number,  1-800-794-NOAH (6624) or on the SEC's website at http://www.sec.gov.

                                   DISTRIBUTOR

[TO BE UPDATED IN RULE 485(B) FILING]

Citco Mutual Fund Distributors, Inc. (formerly,  Citco-Quaker Fund Distributors,
Inc.),   83  General   Warren  Blvd.,   Suite  200,   Malvern,   PA  19355  (the
"Distributor"),  an  affiliate of Citco Mutual Fund  Services,  Inc.  (formerly,
Citco-Quaker  Fund  Services,  Inc.),  serves as  distributor  in the continuous offering of the Fund's shares. The Distributor originally received a flat fee of
$10,000 per year for such  services,  paid in equal  monthly  installments.  The
Distributor  agreed to waive  receipt of its monthly fee payment until August 1,
2002. For the period from December 28, 2001 to fiscal year end October 31, 2002, the  Distributor  received  $2,000,  which does not  include  the $8,000 of fees waived through  August 1, 2002. As of April 11, 2003, the  Distributor no longer receives a flat fee of $10,000.  Rather,  upon the  conversion  of the Fund to a load-Fund,  the Distributors  receives the underwriting  concession describes in the  Prospectus.  For the fiscal  years  ended  October 31, 2003 and October 31,
2004, the Distributor received $_______ and $________, respectively, for service as distributor for the Fund.

Prior to December 28,  2001,  AmeriMutual  Funds  Distributor,  Inc.,  150 Motor
Parkway, Suite 109, Hauppauge,  NY 11788, served as Distributor of the Company's shares.  For the  period  from  November  1, 2001  through  December  27,  2001,
AmeriMutual  Funds  Distributor,  Inc. received $1,667 from the Company for such services.  For  the  fiscal  year  ended  October  31,  2001  AmeriMutual  Funds
Distributor, Inc. received $10,000 from the Company for such services.

                          RULE 12B-1 DISTRIBUTION PLAN

In  accordance  with Rule 12b-1  under the 1940 Act,  the  Company has adopted a distribution plan for the Fund (the "Distribution Plan"),  pursuant to which the
Fund may incur  distribution  expenses  of up to 0.25%  per annum of the  Fund's average daily net assets payable to the Advisor for distribution and shareholder servicing activities.

The  Distribution  Plan for the  Fund was  approved  by the  Board of  Directors including a majority of the Fund's  Independent  Directors and have no direct or indirect  financial  interest in the operation of the plan or related agreements
(the  "12b-1  Directors"),  and by the  vote  of the  Fund's  shareholders  at a shareholders'  meeting held on January 9, 1998.  Thereafter,  the plan continues for successive  annual periods  provided that such  continuance is  specifically approved at least annually by a vote of a majority of the Board of Directors and a majority of the 12b-1  Directors,  cast in person at a meeting  called for the purpose of voting on such plan or agreements.

The  Distribution  Plan provides that the Fund may finance  activities which are primarily  intended  to result in the sale of Fund  shares,  including,  but not limited to,  advertising,  printing and mailing of prospectuses  and reports for prospective shareholders, printing and distribution of sales literature, and the compensation  of  persons  primarily  engaged in the sale and  marketing  of the
Fund's shares.

In approving the Distribution  Plan, in accordance with the requirements of Rule
12b-1  under  the  1940  Act,  the  Directors  considered  various  factors  and determined  that there is a reasonable  likelihood that the  Distribution  Plans will benefit the Fund and its  shareholders.  The Distribution  Plan is expected to, among other things, increase advertising of the Fund, encourage sales of the
Fund to prospective shareholders, and increase or maintain assets of the Fund so that certain fixed  expenses may be spread over a broader asset base,  resulting in lower per share expense  ratios.  In addition,  a positive cash flow into the
Fund is useful in managing the Fund because the manager has more  flexibility in taking  advantage  of new  investment  opportunities  and  handling  shareholder redemptions.

The Distribution Plan may not be amended to increase materially the amount to be spent by the Fund under the Distribution Plan without shareholder approval,  and all material  amendments  to the  provisions  of the  Distribution  Plan must be approved by a vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast at a meeting called for the purpose of such a vote.
During the  continuance  of the  Distribution  Plan, the Board of Directors will receive and review quarterly  written reports of the amounts and purposes of the distribution  payments.  Furthermore,  during the term of the Distribution Plan, the selection and nomination of the  Independent  Directors must be and has been committed to the discretion of the Independent Directors.

[TO BE UPDATED IN RULE 485(B) FILING]

The  itemized  expenses  pursuant  to the Plan for the Fund for the fiscal  year ended October 31, 2004 are as follows:

                                                 Total payments pursuant to the
                                                 Plan
------------------------------------------------ ------------------------------------
Advertising                                      $ _______
------------------------------------------------ ------------------------------------
Printing and Mailing of Prospectuses to other
than Current Shareholders                        $ _______
------------------------------------------------ ------------------------------------
Compensation to Distributors                     $ _______
------------------------------------------------ ------------------------------------
Compensation to Dealers                          $ _______
------------------------------------------------ ------------------------------------
Compensation to Sales Personnel                  $ _______
------------------------------------------------ ------------------------------------
Interest or Other Finance Charges                $ _______
------------------------------------------------ ------------------------------------
Administration and Shareholder Servicing         $ _______
------------------------------------------------ ------------------------------------
Other Fees                                       $ _______
------------------------------------------------ ------------------------------------
Total                                            $ _______

                              BROKERAGE ALLOCATIONS

Subject to  policies  established  by the Board of  Directors,  the  Advisor and
Sub-Advisor will arrange for the execution of portfolio transactions. In placing brokerage  orders,  the Advisor and Sub-Advisor will seek the best overall terms available.  In assessing the best overall terms  available for any  transaction, the Advisor and Sub-Advisor  shall consider all factors that they deem relevant, including the breadth of the market in the security,  the price of the security, the financial  condition and execution  capability of the broker or dealer,  and the reasonableness of the commission,  if any, both for the specific transaction and on a continuing basis.

The  Advisor  and  Sub-Advisor  are  authorized  to pay to  brokers or dealers a commission in excess of the amount  another  broker or dealer would have charged for effecting the transaction if the Advisor or Sub-Advisor determines,  in good faith,  that the  commission  is  reasonable  in  relation  to the  value of the brokerage  and/or research  services  provided by the broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor and Sub-Advisor to the Fund.

The Fund may not, however, take into consideration the promotion or sale of Fund shares when selecting  brokers and dealers.  The Fund has  implemented,  and the
Board has  adopted,  procedures  reasonably  designed to prevent  the Fund,  the
Advisor and the  Sub-Advisor  from taking into account the  promotion or sale of
Fund shares of a broker or dealer when  selecting  brokers and dealers to effect the Fund's  portfolio  securities.  These  procedures  also  prohibit  the Fund,
Advisor,  Sub-Advisor and Distributor  from entering into any agreement or other understanding  with a broker or dealer  that would  direct any  remuneration  or portfolio securities transactions to a broker or dealer in consideration for the promotion or sale of Fund shares.

[TO BE UPDATED IN RULE 485(B) FILING]

For the fiscal years  ending  October 31, 2004,  2003,  and 2002,  the Fund paid
$________, $________, and $________, respectively, in brokerage fees.

                               DEALER REALLOWANCES

The  Fund's  shares  are  subject  to a sales  charge  that  includes  a  dealer reallowance,  which varies  depending on how much the shareholder  invests.  The
Distributor pays the appropriate  dealer reallowance to dealers who have entered into an agreement with the Distributor to sell shares of the Fund. More detailed information  on the  sales  charge  and  its  application  is  contained  in the
Prospectus, which is incorporated herein by reference.

                               REDEMPTION IN KIND

A  Notification  under Rule 18f-1 under the 1940 Act has been filed on behalf of the Company, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record,  limited in amount with respect to each shareholder  during any 90-day period to the lesser  amount of (i) $250,000,  or
(ii) 1% of the net asset  value of the Fund at the  beginning  of such  election period. The Company intends to pay redemption  proceeds in excess of such lesser amount in cash,  but reserves the right to pay such excess amount in kind, if it is  deemed  to be in the  best  interests  of the  Fund to do so.  In  making  a redemption in kind, the Company reserves the right to select from the applicable
Fund's  portfolio  holdings a number of shares which will reflect the  portfolio make-up and the value of which will  approximate,  as closely as  possible,  the value of the Fund shares being redeemed, or to select from one or more portfolio investments,  shares  equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.

Investors  receiving an in-kind  distribution  are advised that they will likely incur a brokerage charge on the disposition of such securities through a broker.
The portfolio  securities  distributed in kind will be valued at the values used for the purpose of calculating the per share net asset value used in valuing the
Fund's shares tendered for redemption.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are offered at the public offering price per share,  which is based on the net asset value per share.  A description  of the procedure for the determination  of the public  offering  price and net asset  value of the Fund's shares  is  contained  in  the  Prospectus,  which  is  incorporated  herein  by reference.  The Prospectus also contains additional  information on the purchase and redemption of Fund shares.

               PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS

Investors may purchase  shares of the Fund at the public  offering price through programs  or  services  offered or  administered  by  broker-dealers,  financial institutions or other service providers ("Processing  Intermediaries") that have entered into agreements with the Distributor. Such Processing Intermediaries may become  shareholders of record and may use procedures and impose restrictions in addition to or different from those  applicable to investors who invest directly in the Fund or by placing orders with selected dealers.  Certain services of the
Company may not be available or may be modified in connection  with the programs provided by Processing  Intermediaries.  The Fund may accept  requests only from the  Processing  Intermediary  to purchase  additional  shares for an account in which the  Processing  Intermediary  is the  shareholder  of record.  Processing
Intermediaries  may charge fees or assess other  charges for the  services  they provide to their customers. Any such fee or charge paid directly by shareholders is retained by the Processing  Intermediary and is not remitted to the Fund, the
Distributor or the Advisor.  Additionally,  the Advisor,  the Distributor and/or
the Fund may pay fees to Processing  Intermediaries  to compensate  them for the services they provide. Program materials provided by the Processing Intermediary should be read in  conjunction  with the  Prospectus  before  investing  in this manner.  Shares of the Fund may be purchased through  Processing  Intermediaries without regard to the Fund's minimum purchase requirement.

The  Fund  may  authorize  one or  more  Processing  Intermediaries  (and  other
Processing  Intermediaries  properly  designated thereby) to accept purchase and redemption  orders on the Fund's behalf.  In such event, the Fund will be deemed to have received a purchase order when the Processing  Intermediary  accepts the customer  order.  The order will be priced at the Fund's public  offering  price next computed after the order has been accepted by the Processing Intermediary.

                            AUTOMATIC INVESTMENT PLAN

A shareholder  may make  arrangements  for an Automatic  Investment  Plan (i.e., automatic monthly  investments from the  shareholder's  bank account) by calling the Fund at 1-800-794-NOAH  (6624) and requesting an application.  The Automatic
Investment  Plan may be  changed  or  canceled  at any time upon  receipt by the
Fund's Transfer Agent of written instructions or an amended application from the shareholder with signatures guaranteed.

Since the Fund's  shares are subject to  fluctuations  in both income and market value, an investor  contemplating  making periodic  investments in shares of the
Fund should consider his financial ability to continue such investments  through periods of low price levels,  and should  understand  that such a program cannot protect him against loss of value in a declining market.

                     INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

In general,  an IRA provides certain tax advantages for  participants.  Under an
IRA plan, a participant's  periodic  contributions and all dividends and capital gains distributions will be invested in shares of the Fund.

An individual may establish and make  contributions  of up to $3,000 per year to his or her own IRA or may roll over moneys from other tax  qualified  plans.  An individual wishing to make an IRA investment, should consult with his or her own tax  Advisor  before  doing so.  Investors  should  call the  Transfer  Agent at
1-800-794-NOAH (6624) for information and instructions.

                                 GROUP PURCHASES

If you are a member  of a  qualified  group,  you may buy  Class A  shares  at a reduced  sales charge that applies to the group as a whole.  The sales charge is based on the  combined  dollar value of the  existing  investments  of the group members, plus the amount of the current purchase.

A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can  arrange for  meetings  between  the Fund's  representatives  and group members,

o    Agrees to  include  Fund  sales and other  materials  in  publications  and mailings to its members at reduced or no cost to the Distributors,

o    Agrees to arrange  for  payroll  deduction  or other bulk  transmission  of investments to the Fund, and

o    Meets other  uniform  criteria that allow the  Distributor  to achieve cost savings in distributing Fund shares.

 TRANSFER AGENT, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT, AND ADMINISTRATOR

Citco  Mutual Fund  Services,  Inc.,  83 General  Warren  Boulevard,  Suite 200,
Malvern, PA 19355, provides transfer agency and dividend disbursing services for the Fund.  This  means  that its job is to  maintain,  accurately,  the  account records  of  all  shareholders  in  the  Fund  as  well  as  to  administer  the distribution of income earned as a result of investing in the Fund. Citco Mutual
Fund  Services,  Inc.,  provides  accounting  services  to  the  Fund  including portfolio accounting services,  expense accrual and payment services,  valuation and financial reporting services, tax accounting services and compliance control services.  Citco Mutual Fund Services,  Inc. also serves as the administrator to the Fund.  As Fund  administrator,  Citco Mutual Fund  Services,  Inc.  provides regulatory reporting services; all necessary office space, equipment, personnel, compensation  and  facilities  for handling  the affairs of the Fund;  and other services as the Fund may request  consistent with its  contractual  obligations.
Administrative fees paid to Citco Mutual Fund Services, Inc. for the fiscal year ended October 31, 2004 were $_____________.

                                     AUDITOR

Sanville & Company located at 1514 Old York Road,  Abington,  PA 19001 serves as the  Company's  independent  public  accountants  and will  audit the  Company's financial statements.

                                    CUSTODIAN

Wachovia Bank, N.A.  (formerly,  First Union National Bank, N.A.) located at 123
South Broad St., Philadelphia, PA 19109 serves as the Fund's custodian and holds the  investments  and other assets of the Fund. The Custodian is responsible for receiving  and paying  for  securities  purchased,  delivering  against  payment securities sold,  receiving and collecting income from  investments,  making all payments  covering  expenses  of the Fund and  performing  other  administrative duties,  all as directed by persons  authorized by the Fund.  The Custodian does not exercise any  supervisory  function in such matters as the purchase and sale of portfolio  securities,  payment of  dividends,  or payment of expenses of the
Fund.  Portfolio  securities  of the Fund are  maintained  in the custody of the
Custodian  and may be entered in the Federal  Reserve  Book Entry  System or the security depository system of The Depository Trust Company.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the  information  included in the
Fund's  registration  statement  filed with the SEC under the  Securities Act of
1933,  as  amended,   with  respect  to  the  securities   offered  hereby.  The
registration statement,  including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements  contained  herein and in the  Prospectus  as to the  contents of any contract or other documents are not necessarily complete, and, in each instance, are  qualified  by, and  reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                       TAXES, DIVIDENDS AND CAPITAL GAINS

Distributions Of Net Investment Income
--------------------------------------

The Fund receives income  generally in the form of dividends and interest on its investments.  This income,  less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable  investor,  any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified  dividends eligible to be taxed at reduced rates.

Distributions Of Qualified Dividend Income
------------------------------------------

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for  individuals  (5% for individuals in the 10% and 15% federal rate bracket):

o        dividends paid by domestic corporations, and
o        dividends paid by qualified foreign corporations, including:

     --   corporations incorporated in a possession of the U.S.,
     --   corporations  eligible  for  benefits  of a  comprehensive  income tax treaty with the United States that the Treasury Department  determines is satisfactory (including an exchange of information program), and
     --   corporations  whose  stock  is  readily  tradable  on  an  established securities market in the United States.

For  individuals  in the 10%  and  15% tax  brackets,  the  rate  for  qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from  corporations  exempt from tax,  dividends from foreign  personal holding companies,  foreign investment  companies and passive foreign investment companies  (PFICs),  and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Fund and its investors must each separately meet certain holding period requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  120-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  120-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your  shares  but not  the  day  you  acquired  these  shares.  Under  technical correction  legislation  introduced  in the U.S.  Congress in December  2003,  a proposal  has been  made to extend  the  120-day  period  to 121  days.  If this provision  becomes law, it will allow  shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their  dividends as qualified  dividends on their  individual  income tax returns.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year,  the Fund will  designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates.  If 95% or more of the Fund's income is from qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

Distributions Of Capital Gains
------------------------------

The Fund may realize  capital gains and losses on the sale or other  disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary  income.  Distributions  from net  long-term  capital gains are taxable to you as long-term capital gains,  regardless of how long you have owned your shares in the Fund.  Any net capital gains  realized by the Fund
generally  are  distributed   once  each  year,  and  may  be  distributed  more
frequently,  if necessary,  to reduce or eliminate excise or income taxes on the
Fund.

Information On The Amount And Tax Character Of Distributions
-------------------------------------------------------------

The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not owned your Fund shares for a full year,  the Fund may  designate and  distribute  to you, as ordinary  income or capital  gains,  a percentage of income that may not be equal to the actual  amount of each type of income earned during the period of your  investment  in the Fund.  Distributions  declared  in
October,  November or December but paid in January are taxable to you as if paid in December.

Election To Be Taxed As A Regulated Investment Company
-------------------------------------------------------

The Fund has  elected to be  treated as a  regulated  investment  company  under
Subchapter  M of the  Internal  Revenue  Code  ("Code").  It has  qualified as a regulated  investment  company for its most recent  fiscal year,  and intends to continue to qualify  during the current  fiscal year. As a regulated  investment company,  the Fund  generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to  shareholders.  In that case, the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains, and  distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements
------------------------------------

To avoid federal  excise taxes,  the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;
o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and
o    100% of any undistributed amounts from the prior year.

The Fund intends to declare and pay these  distributions  in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption Of Fund Shares
-------------------------

Redemptions   (including  redemptions  in  kind)  of  Fund  shares  are  taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares,  the IRS requires you to report any gain or loss on your redemption.  If you hold your shares as a capital asset,  any gain or loss that you realize is a capital gain or loss and is long-term or short-term,  generally depending on how long you have owned your shares.

Redemptions At A Loss Within Six Months Of Purchase
---------------------------------------------------

Any loss  incurred  on the  redemption  of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales
----------

All or a portion  of any loss that you  realize on the  redemption  of your Fund shares  is  disallowed  to the  extent  that you buy  other  shares  in the Fund
(through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules is added to your tax basis in the new shares.

U.S. Government Securities
---------------------------

The income earned on certain U.S. government securities is exempt from state and local  personal  income  taxes if earned  directly  by you.  States  also  grant tax-free  status to mutual fund  dividends  paid to you from interest  earned on these  securities,  subject in some states to minimum  investment  or  reporting requirements  that  must be met by a fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Ginnie  Mae  and  Fannie  Mae  securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction For Corporations
----------------------------------------------

For  corporate  shareholders,  a portion of the  dividends  paid by the Fund may qualify  for the  dividends-received  deduction.  This  deduction  generally  is available to  corporations  for dividends paid by a fund out of income earned on its investments in domestic corporations.

                               GENERAL INFORMATION

Total return for the Fund may be  calculated  on an average  annual total return basis or an aggregate  total return basis.  Average annual total return reflects the  average  annual  percentage  change  in  value  of an  investment  over the measuring period. Aggregate total return reflects the total percentage change in value of an investment  over the  measuring  period.  Both  measures  assume the reinvestment of dividends and distributions.

Total  return of the Fund may be compared to those of mutual  funds with similar investment  objectives  and to  bond,  stock  or other  relevant  indices  or to rankings  prepared  by  independent  services  or other  financial  or  industry publications that monitor mutual fund  performance.  The performance of the Fund may be compared  in  publications:  to the  performance  of various  indices and investments  for which reliable data is available,  or to averages,  performance rankings or other  information  prepared by recognized  mutual fund  statistical services. The Fund's Annual Report contains additional  performance  information and is  available,  without  charge,  upon  request  at the  address,  toll-free telephone number or website noted on the cover.

                              SHAREHOLDER MEETINGS

Shareholder  meetings will not be held unless  required by Federal or State law.
However,  the  Directors  of  the  Company  will  promptly  call  a  meeting  of shareholders  for the purpose of acting upon  questions of removal of a Director or Directors,  when  requested in writing to do so by the record  holders of not less than 10% of the outstanding shares.

                                 CODE OF ETHICS

The Company, Advisor,  Sub-Advisor,  and Distributor have each adopted a code of ethics,  as required  by Rule 17j-1 of the 1940 Act.  Under each code of ethics, persons who are designated as access  persons may engage in personal  securities transactions,  including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures. The codes of ethics are on file with the SEC.

                              FINANCIAL STATEMENTS

[TO BE UPDATED IN RULE 485(B) FILING]

The Company's unaudited Semi-Annual Report, date April 30, 2004, and most recent audited  Annual Report to  Shareholders,  dated October 31, 2004,  including the
Report of Independent Accountants, [will be] incorporated by reference into this
SAI. The Semi-Annual and Annual Report may be obtained free of charge by calling
1-800-794-NOAH  (6624) or by  writing to the Fund at the  address  listed on the cover.

                                     PART C

Item 22.

Exhibit No.                         Description of Exhibit
----------------------------------------------------------

(a)               Articles of Amendment and Restatement of Charter (See Note 1)

         (a)(1)   Articles of Amendment (See Note 1)

         (a)(2)   Articles Supplementary filed on October 15, 2001 (See Note 7)

         (a)(3)   Articles of Amendment filed on August 16, 2002 (See Note 7)

         (a)(4)   Articles Supplementary filed on August 16, 2002 (See Note 7)

         (a)(5)   Articles of Amendment filed on May 27, 2004 (See Note 8)

(b)               Bylaws (See Note 1)

(c)               Instruments Defining Rights of Security Holders.

                  See Article VII of the Registrant's Articles of Amendment and Restatement of
                  Charter.

                  See also, Article II, "Meetings of Stockholders," of the Registrant's By-Laws.

(d)               Management Agreement with Polestar Management for the NOAH Fund (See Note 1)

         (d)(1)   Form of Amendment No. 1 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

         (d)(2)   Form of Amendment No. 2 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

         (d)(3)   Form of Sub-Investment Advisory Agreement with Geewax, Terker & Company for the NOAH Fund (See Note 2)

(e)               Underwriting Agreement with Citco-Quaker Fund Distributors, Inc.  (See Note 3)

(f)               Not Applicable.

(g)               Form of Custody Agreement (See Note 2)

(h)               Form of Mutual Fund Services Agreement with (formerly, Citco-Quaker Fund
                  Services, Inc. (See Note 3)

(i)(1)            Opinion of Counsel as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (See Note 1)

(i)(2)            Opinion of Counsel regarding all series (See Note 5)

(j)               Consent of Sanville & Company, CPAs, Inc., independent auditors to be filed by
                  Rule 485(b) Amendment

(k)               Not Applicable

(l)               Not Applicable

(m)               Plan of Distribution (Rule 12b-1) for the NOAH FUND (See Note 6)

(m)(1)            Form of Amendment No. 1 to the Plan of Distribution (Rule 12b-1) for the NOAH
                  FUND (See Note 6)

(n)               Not Applicable

(o)               Reserved

(p)               Form of Code of Ethics for The Noah Investment Group, Inc. (See Note 3)

         (p)(1)   Form of Code of Ethics for Polestar Management Company (See Note 3)

         (p)(2)   Form of Code of Ethics for Geewax, Terker & Company (See Note 5)

         (p)(3)   Code of Ethics for Citco-Quaker Fund Distributors, Inc. (See Note 6)

Notes to Exhibits:

(1)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Pre-Effective  Amendment No. 2 to the Registrant's  Registration  Statement
     (Reg. No. 033-69798 ) filed on April 16, 1996, and  incorporated  herein by reference.

(2)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 2 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on December 31, 1997.

(3)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 8 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 1, 2002

(4)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 9 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on May 28, 2002

(5)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 10 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on November 27, 2002

(6)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 12 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 4, 2003

(7)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 13 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 2, 2004

(8)  Filed herewith

Item 23. Persons Controlled by or Under Common Control With Registrant
----------------------------------------------------------------------

Not Applicable.

Item 24. Indemnification
------------------------

(a)  General.  The  Articles  of  Amendment  and  Restatement  of  Charter  (the
     "Articles") of the Corporation provide that to the fullest extent permitted by  Maryland  and  federal  statutory  and  decisional  law,  as amended or interpreted, no director or officer of this Corporation shall be personally liable to the  Corporation  or the holders of Shares for money  damages for breach of fiduciary  duty as a director and each director and officer shall be indemnified by the Corporation;  provided,  however, that nothing herein shall be deemed to protect  any  director  or  officer  of the  Corporation against any liability to the  Corporation or the holders of Shares to which such director or officer would  otherwise be subject by reason of breach of the  director's  or  officer's  duty of loyalty to the  Corporation  or its stockholders,  for acts or  omissions  not in good faith or which  involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.  The By-Laws of the  Corporation  provide  that  the  Corporation  shall  indemnify  any individual  who  is  a  present  or  former  director  or  officer  of  the
     Corporation  and  who,  by  reason  of his or her  position  was,  is or is threatened  to be made a party  to any  threatened,  pending  or  completed action,  suit or proceeding,  whether civil,  criminal,  administrative  or investigative  (hereinafter  collectively  referred  to as a  "Proceeding")
     against judgments,  penalties,  fines,  settlements and reasonable expenses actually  incurred  by such  director  or officer in  connection  with such
     Proceeding,  to the fullest extent that such  indemnification may be lawful under Maryland law.

(b)  Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its  shareholders  to which such director or officer would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard  of the duties  involved  in the  conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

The By-Laws provide that no indemnification of a director or officer may be made unless:  (1) there is a final  decision  on the  merits by a court or other body before  whom the  Proceeding  was  brought  that the  director  or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination,  based upon a review of the facts,  that the  director  or officer to be  indemnified  was not liable by reason of Disabling Conduct,  which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither  "interested  persons" of the Corporation as defined in Section 2(a)(19) of the Investment  Company Act of
1940, nor parties to the Proceeding;  or (ii) an independent  legal counsel in a written opinion.

(c)  Standard of Conduct.  Under Maryland law, the Corporation may not indemnify any director if it is proved that:  (1) the act or omission of the director was material to the cause of action  adjudicated  in the Proceeding and (i)
     was committed in bad faith or (ii) was the result of active and  deliberate dishonesty;  or (2) the  director  actually  received an improper  personal benefit;  or (3) in the case of a criminal  proceeding,  the  director  had reasonable  cause to believe  that the act or  omission  was  unlawful.  No indemnification  may be made under  Maryland  law unless  authorized  for a specific proceeding after a determination has been made, in accordance with
     Maryland law, that  indemnification  is  permissible  in the  circumstances because the requisite standard of conduct has been met.

(d)  Required Indemnification.  Maryland law requires that a director or officer who is  successful,  on the  merits or  otherwise,  in the  defense  of any
     Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding.  In addition,  under
     Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e)  Advance  Payment.  The By-Laws  provide  that the  Corporation  may pay any reasonable  expenses so incurred by any  director or officer in defending a
     Proceeding  in advance  of the final  disposition  thereof  to the  fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to  indemnification,  and only if one of the  following  conditions is met: (1) the director or officer to be indemnified  provides a security for his  undertaking;  (2) the Corporation shall be insured  against losses arising by reason of any lawful  advances;
     or (3) there is a  determination,  based on a review of  readily  available facts,  that there is reason to believe  that the director or officer to be
     indemnified   ultimately  will  be  entitled  to   indemnification,   which
     determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation,  as defined in Section
     2(a)(19)  of  the  Investment  Company  Act of  1940,  nor  parties  to the
     Proceeding; or (ii) an independent legal counsel in a written opinion.

(f)  Insurance.  The By-Laws  provide that, to the fullest  extent  permitted by
     Maryland law and Section 17(h) of the  Investment  Company Act of 1940, the
     Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation,  against any liability asserted against him or her and  incurred by him or her in and arising out of his or her  position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 25. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

Polestar Management Company serves as the investment adviser for the Registrant.
The business and other connections of Polestar  Management Company are set forth in the Uniform  Application for Investment Adviser  Registration ("Form ADV") of
Polestar Management Company as currently filed with the SEC (File No. 801-44955)
which is incorporated by reference herein.

     Geewax, Terker & Co., serves as the sub-investment adviser to the NOAH FUND
     Large-Cap Growth  Portfolio.  The business and other connections of Geewax,
     Terker & Co.  are set  forth in the Form  ADV of  Geewax,  Terker & Co.  as currently filed with the SEC (File No.  801-16965) which is incorporated by reference herein.

Item 26. Principal Underwriter
------------------------------

(a)  Citco  Mutual  Fund   Distributors,   Inc.   ("CMFD")  is  underwriter  and
     distributor for  Registrant.  As such, CMFD offers shares of the Funds only upon orders received therefor.  The Trust continuously  offers shares. CMFD also serves as  underwriter  or  distributor  for the following  investment companies which are not affiliated with Registrant:  CRA Fund Advisors (CRA
     Funds),  HomeState Group (Emerald Funds),  IPS Funds (IPS Funds),  Henssler
     Funds Inc. (Henssler Funds),  Memorial Funds (Memorial Funds),  Penn Street
     Fund,  Inc.  (Penn  Street  Funds)  and  Quaker  Investment  Trust  (Quaker
     Investment Trust).

(b)      Information relating to each director, officer or partner of CMFD:

                                                Positions and Offices with     Positions and Offices with
                                                ---------------------------    --------------------------
    Name and Principal Business Address                 Underwriter                   the Registrant
    -----------------------------------                 -----------                   --------------
Jeffry H. King, Sr.                           Shareholder, Director,                       None
1288 Valley Forge Road, Suite 76              Co-Chairman of the Board,
Valley Forge, PA  19482                       Secretary

Kevin J. Mailey                               Shareholder, Director                        None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

John Lukan                                    President and Chief Executive                None
1288 Valley Forge Road, Suite 76              Officer
Valley Forge, PA  19482

William Keunen                                Director                                     None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

Jay Peller                                    Director                                     None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

(c)      Not Applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The books and records of the Fund, other than the accounting and transfer agency
(including  dividend  disbursing)  records,  are  maintained  by the Fund at 975
Delchester Road,  Newtown Square,  PA 19073. The Fund's  accounting and transfer agency records are maintained at Citco-Quaker  Fund Services,  Inc., 1288 Valley
Forge Road, Suite 88, Valley Forge, PA 19482.

Item 28. Management Services
----------------------------

There are no management  service  contracts not described in Part A or Part B of
Form N-1A.

Item 29. Undertakings
---------------------

Not Applicable

                                   SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended
("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has  duly  caused  this  Post-Effective  Amendment  No.  15 to its  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Newtown Square, Commonwealth of Pennsylvania,  on the
30th day of December 2004.

                           THE NOAH INVESTMENT GROUP, INC.

                           By  /s/ William L. Van Alen, Jr.
                               ----------------------------------------
                           Name:  WILLIAM L. VAN ALEN, JR.
                           Title:  President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and on the date indicated:

NAME                                          TITLE             DATE

/s/ William L. Van Alen, Jr.                  Director,         December 30, 2004
----------------------------------------      President
WILLIAM L. VAN ALEN, JR.                      & Treasurer

/s/ Forrest H. Anthony                        Director          December 30, 2004
----------------------------------------
FORREST H. ANTHONY

                                              Director          December 30, 2004
----------------------------------------
MARTIN V. MILLER

/s/ Roger J. Knake                            Director          December 30, 2004
----------------------------------------
ROGER J. KNAKE

/s/ George R. Jensen, Jr.                     Director          December 30, 2004
----------------------------------------
GEORGE R. JENSEN, JR.

The above  persons  signing as Directors are all of the members of the Company's
Board of Directors.

                                  EXHIBIT INDEX

             EXHIBITS                                         EXHIBIT NO.

Articles of Amendment filed on May 27, 2004                     EX-99.a.5